UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2016

The Income Fund of America seeks to provide you with current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–7.15%	7.07%	5.71%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.55% for Class A shares as of the prospectus dated October 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of February 29, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 3.15%. The fund’s 12-month distribution rate for Class A shares as of that date was 3.09%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Navigating a volatile investment environment

Fellow investors:

Amid a challenging market environment, The Income Fund of America declined 3.98% for the first half of its fiscal year. For the six months ended January 31, 2016, the fund paid dividends totaling 33 cents a share. In addition, there was a capital gain distribution of 37 cents paid in December.

The fund’s results outpaced the broader equity market and its peer group, the Lipper Income Funds Index. The unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, fell 6.77%. The Lipper Income Funds Index dropped 4.68%. Bonds outpaced equity results. The unmanaged Barclays U.S. Aggregate Index, a gauge of the U.S. investment-grade bond market, rose 1.33%.

Volatility bookends the period

Markets were confronted with a variety of geopolitical and macroeconomic issues at both the start and finish of the six-month period. In August and again in January, equity markets in China experienced swift and steep declines. Many of the world’s equity markets followed suit, including those in the U.S. Indeed, 2016 began in a swirl of volatility, stemming in large part from ongoing uncertainty in the Chinese economy and the continuing slide in commodity prices.

U.S. economic results were mixed. Gross Domestic Product (GDP) growth faltered in the fourth quarter, rising only 1.0%. Private companies nonetheless added workers at a brisk clip. The unemployment rate stood at 4.9% at the end of January. Consumer confidence climbed, with U.S. auto sales hitting a record 17.5 million cars and light trucks in 2015. Low gas prices and affordable loans also helped sell vehicles.

The Income Fund of America	1

After nearly a decade, the U.S. Federal Reserve deemed the economy strong enough to raise its key overnight lending rate in December by a quarter-point to a range of 0.25% to 0.50%. The Fed has repeatedly maintained that it expects to raise rates at a gradual pace.

Energy crisis

Energy has been one of the weakest sectors in the S&P 500 for several years, and that trend continued at the start of 2016. Oil dropped below $27 a barrel near the end of January to its lowest level since 2003. The Income Fund of America’s returns were dampened by several companies in the energy sector. Royal Dutch Shell and Spectra Energy fell 27.6% and 9.3%, respectively, while ConocoPhillips experienced a decline of 22.4% over the six-month period. In February ConocoPhillips announced its first dividend cut in 25 years and further reduced its capital spending plans.

Two of the fund’s largest holdings in the materials sector, Dow Chemical and DuPont, lost ground. The precipitous decline in the price of oil and worries about its impact on petrochemical profitability, combined with investor uncertainty around the structure of a merger agreement announced by the companies in December, pressured share prices.

Large holdings drive fund returns

Seven of the fund’s top 10 holdings registered positive returns. Microsoft, the fund’s largest position, advanced 18.0%, bolstered by its Office 365 subscription-based productivity suites and impressive strides in cloud computing. Microsoft entered the cloud arena in 2010 with a service called Azure that, for a fee, offered customers access to basically unlimited supercomputing power from its servers. In late January the company announced that revenue from Azure had more than doubled, while that for Office 365 jumped nearly 70%.

Among holdings in the industrials sector, Lockheed Martin (1.9%) and General Electric (11.5%) made positive contributions. Lockheed, a global aerospace and defense company, reported better-than-expected earnings and continues to benefit from a steady flow of contracts with the Pentagon. The company acquired helicopter-maker Sikorsky Aircraft from United Technologies in November 2015, a move that helped consolidate its position as the Pentagon’s largest supplier of military equipment. In addition to a robust order book, Lockheed has demonstrated its commitment to rewarding shareholders by significantly increasing its dividend during the past two years.

General Electric rose for the period as it moved to sell its financial and appliance arms in order to focus on its industrial, health care and energy divisions. Shares rallied in 2015 after the company announced it would repurchase $50 billion in shares, one of the biggest buybacks on record. GE aviation, a leading provider of jet and turboprop

2	The Income Fund of America

engines, component and integrated systems for commercial, military, business and general aviation aircraft, helped drive the company’s growth.

Among health care holdings, Merck and Pfizer struggled. Their declines appeared to be more about political rhetoric than company fundamentals as the level of debate about drug pricing heated up among U.S. presidential candidates.

Consumers do their part

In the consumer discretionary sector, global fast-food giant McDonald’s jumped 24%. While the company continues to fine-tune its menu options, its initiation of all-day breakfast in October had a quick and positive impact on sales that should lead to more sustainable earnings growth.

Overall, investments in consumer staples were additive. In fact, Procter & Gamble, Coca-Cola, Philip Morris International and Reynolds American — the fund’s four largest positions in the sector — all advanced.

Financials affected by energy, interest rates

The ramifications of falling oil prices extended to other areas, including financials, as some banks braced for an increase in losses on loans to oil and gas companies. For much of 2015, banks were helped by the expectation of rising rates. However, financial shares have tumbled thus far in 2016 on fears of recession and the possibility that interest rates could remain lower for longer. JPMorgan Chase, a top 10 holding for the fund, dipped 13.2% — despite reporting its largest annual profit ever. Profits were driven by its credit card and commercial banking divisions.

Bonds vexed by commodities

Bonds issued by energy and natural resource companies were hurt by falling commodity prices, and the negative sentiment spread to the broader high-yield sector. As such, the fund’s holdings in this segment of the bond market, which play an important role in delivering income, were a drag on returns.

In an effort to protect the fund from potential liquidity concerns, the fixed-income portion of the portfolio holds a position in U.S. Treasuries. This relatively liquid position provides portfolio managers the flexibility to take advantage of future investment opportunities while also helping to preserve investor capital.

Outlook

We remain optimistic that the U.S. economy will continue its modest growth. We are, however, mindful of the many difficulties currently testing the markets. The recent

The Income Fund of America	3

volatility, while unsettling, can provide an occasion to invest at relatively attractive valuations in firms we believe have the potential to prosper over the long run. Such periods also highlight the importance of investing in companies with sustainable dividends, which historically have been an important component of total return. We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum

Vice Chairman and Principal Executive Officer

David C. Barclay
President

March 15, 2016

For current information about the fund, visit americanfunds.com.

4	The Income Fund of America

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2016

	Cumulative total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime[1]

The Income Fund of America (Class A shares)	–3.98%	–3.00%	7.51%	5.80%	10.95%
Standard & Poor’s 500 Composite Index[2]	–6.77	–0.67	10.91	6.48	10.68
Barclays U.S. Aggregate Index[2,3]	1.33	–0.16	3.51	4.66	7.58
Lipper Income Funds Index	–4.68	–3.61	4.35	4.31	—	[4]
Consumer Price Index (inflation)[5]	–0.73	1.37	1.47	1.80	3.97

[1]	Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	From December 1, 1973, through December 31, 1975, the Barclays U.S. Government/Credit Index was used because the Barclays U.S. Aggregate Index did not yet exist.
[4]	The inception date for the index was December 31, 1988. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[5]	Computed from data supplied by the U.S. department of Labor, Bureau of Labor Statistics.

A history of relatively high current income

For the five years ended January 31, 2016

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The Income Fund of America	5

The portfolio at a glance

January 31, 2016 (unaudited)	Percent of net assets
Investment mix by security type
U.S. common stocks	53.48%
Common stocks of issuers outside the U.S.	16.74
U.S. Treasury & agency bonds & notes	5.83
Convertible securities, preferred securities & rights & warrants	1.26
Other fixed-income securities	17.51
Short-term securities & other assets less liabilities	5.18

Five largest sectors in common stock holdings
Industrials	9.91%
Consumer staples	9.26
Financials	9.04
Information technology	9.03
Health care	7.53

Ten largest common stock holdings
Microsoft	3.72%
Merck	2.49
General Electric	2.47
McDonald’s	2.23
Lockheed Martin	1.84
Intel	1.72
Verizon Communications	1.66
JPMorgan Chase	1.54
Procter & Gamble	1.53
Pfizer	1.45

Country diversification by domicile
United States	74.67%
United Kingdom	7.62
Euro zone*	4.69
Hong Kong	1.83
Australia	1.34
Canada	1.22
Taiwan	0.94
Switzerland	0.82
Japan	0.48
Other countries	1.21
Short-term securities & other assets less liabilities	5.18
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

July 31, 2015	Percent of net assets
Investment mix by security type
U.S. common stocks	52.26%
Common stocks of issuers outside the U.S.	19.02
U.S. Treasury & agency bonds & notes	3.87
Convertible securities, preferred securities & rights & warrants	1.82
Other fixed-income securities	16.10
Short-term securities & other assets less liabilities	6.93

Five largest sectors in common stock holdings
Industrials	10.47%
Health care	9.85
Financials	9.64
Information technology	8.20
Consumer staples	6.89

Ten largest common stock holdings
Merck	3.05%
Microsoft	2.96
Pfizer	2.28
General Electric	2.07
Bristol-Myers Squibb	1.64
Lockheed Martin	1.56
Verizon Communications	1.55
JPMorgan Chase	1.37
Wells Fargo	1.23
Procter & Gamble	1.22

Country diversification by domicile
United States	70.54%
United Kingdom	7.62
Euro zone†	5.65
Australia	2.08
Hong Kong	1.83
Canada	1.50
Switzerland	1.13
Other countries	2.72
Short-term securities & other assets less liabilities	6.93
†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

6	The Income Fund of America

Summary investment portfolio January 31, 2016	unaudited

Common stocks 70.22%	Shares	Value (000)
Industrials 9.91%
General Electric Co.	77,722,474	$2,261,724
Lockheed Martin Corp.	7,999,400	1,687,873
BAE Systems PLC[1]	131,426,883	970,013
Waste Management, Inc.	16,181,128	856,791
Ryanair Holdings PLC (ADR)	6,452,401	505,546
Other securities		2,797,202
		9,079,149

Consumer staples 9.26%
Procter & Gamble Co.	17,161,700	1,401,939
Coca-Cola Co.	28,511,000	1,223,692
Philip Morris International Inc.	12,805,004	1,152,579
Reynolds American Inc.	18,601,668	929,153
Altria Group, Inc.	11,076,000	676,854
British American Tobacco PLC[1]	11,758,200	653,701
Kellogg Co.	5,550,000	407,592
Other securities		2,029,919
		8,475,429

Financials 9.04%
JPMorgan Chase & Co.	23,673,157	1,408,553
Wells Fargo & Co.	21,365,915	1,073,210
CME Group Inc., Class A	10,140,400	911,115
Crown Castle International Corp.	9,554,000	823,555
Public Storage	2,240,000	567,974
Digital Realty Trust, Inc.	6,885,000	551,351
Other securities		2,946,670
		8,282,428

Information technology 9.03%
Microsoft Corp.	61,766,639	3,402,724
Intel Corp.	50,876,100	1,578,177
Texas Instruments Inc.	15,550,000	823,062
Analog Devices, Inc.	14,116,091	760,293
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	166,349,000	708,558
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,234,900	27,600
Other securities		969,434
		8,269,848

Health care 7.53%
Merck & Co., Inc.	44,948,227	2,277,527
Pfizer Inc.	43,625,000	1,330,126
GlaxoSmithKline PLC[1]	44,865,000	924,245
AstraZeneca PLC[1]	10,671,583	682,698
Bristol-Myers Squibb Co.	10,850,500	674,467
Eli Lilly and Co.	6,855,700	542,286
Other securities		467,048
		6,898,397

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.09%
McDonald’s Corp.	16,506,815	$2,043,214
Target Corp.	12,143,000	879,396
Home Depot, Inc.	5,595,000	703,627
General Motors Co.	14,742,512	436,968
Other securities		1,516,690
		5,579,895

Energy 4.70%
ConocoPhillips	29,894,562	1,168,280
Chevron Corp.	10,920,000	944,252
Spectra Energy Corp	26,735,500	733,890
BP PLC[1]	91,850,000	497,667
Other securities		958,356
		4,302,445

Telecommunication services 4.06%
Verizon Communications Inc.	30,407,921	1,519,484
Telstra Corp. Ltd.[1]	173,321,533	696,196
Other securities		1,502,817
		3,718,497

Materials 3.39%
Dow Chemical Co.	18,957,976	796,235
E.I. du Pont de Nemours and Co.	14,124,268	745,197
Other securities		1,564,468
		3,105,900

Utilities 3.32%
Power Assets Holdings Ltd.[1]	73,605,500	673,222
DTE Energy Co.	5,275,000	448,428
Duke Energy Corp.	5,874,999	442,387
EDP - Energias de Portugal, SA1	112,077,366	391,797
Other securities		1,080,497
		3,036,331

Miscellaneous 3.89%
Other common stocks in initial period of acquisition		3,559,570

Total common stocks (cost: $54,019,211,000)		64,307,889

Preferred securities 0.50%
Financials 0.50%
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	41,360
Other securities		414,361

Total preferred securities (cost: $436,429,000)		455,721

8	The Income Fund of America

Rights & warrants 0.00%	Shares	Value (000)
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $2,171,000)		—

Convertible stocks 0.59%
Other 0.25%
Other securities		$226,349

Miscellaneous 0.34%
Other convertible stocks in initial period of acquisition		307,838

Total convertible stocks (cost: $772,184,000)		534,187

Convertible bonds 0.67%	Principal amount (000)
Other 0.67%
Other securities		616,231

Total convertible bonds (cost: $810,924,000)		616,231

Bonds, notes & other debt instruments 22.84%
Corporate bonds & notes 14.38%
Chevron Corp. 1.96%–2.41% 2020–2022	$10,100	9,911
Coca-Cola Co. 1.80% 2016	10,000	10,061
General Electric Capital Corp. 0.96%–6.00% 2016–2020[2]	25,568	26,024
General Electric Co. 2.70%–5.00% 2022–2049	216,599	222,302
JPMorgan Chase & Co. 1.35%–3.25% 2017–2022	38,390	38,329
JPMorgan Chase & Co., junior subordinated 5.30%–7.90% 2049	147,785	151,412
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	23,690	24,381
McDonald’s Corp. 2.75%–4.88% 2020–2045	4,765	4,837
Merck & Co., Inc. 1.10% 2018	6,710	6,722
Microsoft Corp. 2.65%–4.20% 2022–2035	12,000	12,204
Pfizer Inc. 7.20% 2039	1,353	1,872
Philip Morris International Inc. 3.60%–4.25% 2023–2044	9,245	9,690
Reynolds American Inc. 2.30%–6.15% 2018–2045	62,930	67,777
Verizon Communications Inc. 3.00%–6.55% 2021–2048	219,587	201,187
Wells Fargo & Co. 1.36%–4.90% 2016–2045[4]	89,526	94,408
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	90,570
Other securities		12,198,460
		13,170,147

U.S. Treasury bonds & notes 5.73%
U.S. Treasury 5.10%
U.S. Treasury 0.50% 2017	10,000	9,986
U.S. Treasury 0.63%–6.25% 2016–2045[5]	4,473,961	4,656,837
		4,666,823

U.S. Treasury inflation-protected securities 0.63%
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2024–2045[6]	595,544	582,119

Total U.S. Treasury bonds & notes		5,248,942

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 2.09%
Fannie Mae 2.30%–9.73% 2018–2047[3,4,7]	$550,529	$592,561
Freddie Mac 1.68%–9.00% 2019–2046[3,4,7]	433,891	460,161
Other securities		856,861
		1,909,583

Federal agency bonds & notes 0.10%
Fannie Mae 6.25%–7.13% 2029–2030	33,500	47,399
Federal Home Loan Bank 5.50% 2036	100	136
Freddie Mac 2.50% 2016	22,500	22,642
Other securities		18,892
		89,069

Other bonds & notes 0.54%
Other securities		498,032

Total bonds, notes & other debt instruments (cost: $21,740,717,000)		20,915,773

Short-term securities 5.55%
Coca-Cola Co. 0.47% due 5/18/2016[2]	50,000	49,921
Fannie Mae 0.20%–0.37% due 2/1/2016–5/11/2016	305,500	305,363
Federal Home Loan Bank 0.15%–0.63% due 2/1/2016–1/26/2017	2,902,609	2,900,585
Freddie Mac 0.15%–0.50% due 2/3/2016–6/16/2016	706,500	706,224
U.S. Treasury Bills 0.21%–0.55% due 2/18/2016–6/16/2016	348,500	348,380
Wells Fargo Bank, N.A. 0.47%–0.61% due 5/3/2016–5/23/2016	100,000	99,964
Other securities		677,054

Total short-term securities (cost: $5,087,813,000)		5,087,491
Total investment securities 100.37% (cost: $82,869,449,000)		91,917,292
Other assets less liabilities (0.37)%		(338,386)

Net assets 100.00%		$91,578,906

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities in “Other securities” (with an aggregate value of $24,546,000, an aggregate cost of $43,110,000, and which represented .03% of the net assets of the fund) were acquired on 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

10	The Income Fund of America

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $406,803,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 1/31/2016
	date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	2/29/2016	JPMorgan Chase	$97,101	A$142,200	$(3,396)
Australian dollars	3/3/2016	HSBC Bank	$125,080	A$182,300	(3,739)
British pounds	3/2/2016	Barclays Bank PLC	$32,356	£22,800	(133)
British pounds	3/3/2016	Bank of America, N.A.	$68,041	£48,000	(357)
Euros	2/23/2016	Citibank	$22,168	€20,346	115
Euros	3/3/2016	Bank of America, N.A.	$3,824	€3,500	29
Euros	3/22/2016	UBS AG	$107,903	€98,600	937
Japanese yen	3/1/2016	Bank of New York Mellon	$12,218	¥1,447,100	258
					$(6,286)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended January 31, 2016, appear below.

	Beginning			Ending	Dividend	Value of
	shares or			shares or	or interest	affiliates at
	principal			principal	income	1/31/2016
	amount	Additions	Reductions	amount	(000)	(000)
Iron Mountain Inc.	13,644,780	80,000	—	13,724,780	$13,100	$377,980
Iron Mountain Inc. 6.00% 2020[2]	—	$31,925,000	—	$31,925,000	654	34,080
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	133	4,287
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	29	992
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	6,940	186,435
R.R. Donnelley & Sons Co. 7.00% 2022	$17,500,000	—	—	$17,500,000	609	16,472
R.R. Donnelley & Sons Co. 6.50% 2023	$11,580,000	$6,300,000	—	$17,880,000	433	15,801
R.R. Donnelley & Sons Co. 7.875% 2021	$3,050,000	$11,395,000	—	$14,445,000	336	14,274
R.R. Donnelley & Sons Co. 7.25% 2018	$7,234,000	$2,000,000	—	$9,234,000	271	9,673
R.R. Donnelley & Sons Co. 7.625% 2020	—	$8,750,000	—	$8,750,000	152	8,838
Outfront Media Inc.	9,064,824	—	—	9,064,824	6,164	197,160
CBS Outdoor Americas Inc. 5.25% 2022	$25,000,000	$4,500,000	—	$29,500,000	756	30,274

The Income Fund of America	11

	Beginning			Ending	Dividend	Value of
	shares or			shares or	or interest	affiliates at
	principal			principal	income	1/31/2016
	amount	Additions	Reductions	amount	(000)	(000)
CBS Outdoor Americas Inc. 5.625% 2024	—	$10,146,000	$3,250,000	$6,896,000	$13	$7,077
Outfront Media Inc. 5.625% 2024[2]	$7,650,000	—	$7,650,000	—	163	—
TalkTalk Telecom Group PLC[1]	58,313,942	107,949	—	58,421,891	4,708	183,979
Diebold, Inc.	3,925,000	297,000	—	4,222,000	2,342	117,034
Redwood Trust, Inc.	5,079,717	365,000	—	5,444,717	2,947	58,640
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,3,4,8,9]	$20,743,820	$1,182,656	—	$21,926,476	1,354	18,847
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,3,4,9]	$11,888,250	—	$60,500	$11,827,750	333	11,496
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,3,4,9]	$9,200,000	—	—	$9,200,000	470	9,154
Rotech Healthcare Inc.[1,10]	543,172	—	—	543,172	—	4,079
NII Holdings, Inc., Class B10	7,992,669	—	700	7,991,969	—	29,171
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	643	28,678
Cliffs Natural Resources Inc. 8.25% 2020[2]	$7,475,000	$2,825,000	—	$10,300,000	439	7,468
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	$2,925,000	—	$225,000	$2,700,000	1,181	3,861
Cliffs Natural Resources Inc. 4.875% 2021	$4,945,000	—	—	$4,945,000	129	754
Baytex Energy Corp.[11]	12,060,956	299,802	12,360,758	—	932	—
Baytex Energy Corp. 5.125% 2021[2,11]	$10,050,000	—	—	$10,050,000	280	—
Baytex Energy Corp. 5.625% 2024[2,11]	$3,450,000	—	—	$3,450,000	101	—
					$45,612	$1,376,504

12	The Income Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $13,707,622,000, which represented 14.97% of the net assets of the fund. This amount includes $13,573,579,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,308,141,000, which represented 5.80% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,917,000, which represented .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Purchased on a TBA basis.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $406,320,000, which represented .44% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Unaffiliated issuer at 1/31/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts

TBA = To-be-announced

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

The Income Fund of America	13

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $81,049,739)	$90,540,788
Affiliated issuers (cost: $1,819,710)	1,376,504	$91,917,292
Cash denominated in currencies other than U.S. dollars (cost: $1,920)		1,920
Cash		485
Unrealized appreciation on open forward currency contracts		1,339
Receivables for:
Sales of investments	936,932
Sales of fund’s shares	90,231
Closed forward currency contracts	55
Dividends and interest	384,060
Other	2,397	1,413,675
		93,334,711
Liabilities:
Unrealized depreciation on open forward currency contracts		7,625
Payables for:
Purchases of investments	1,617,962
Repurchases of fund’s shares	78,664
Closed forward currency contracts	81
Investment advisory services	14,084
Services provided by related parties	29,142
Trustees’ deferred compensation	4,064
Other	4,183	1,748,180
Net assets at January 31, 2016		$91,578,906

Net assets consist of:
Capital paid in on shares of beneficial interest		$82,475,800
Undistributed net investment income		365,139
Accumulated net realized loss		(302,578)
Net unrealized appreciation		9,040,545
Net assets at January 31, 2016		$91,578,906

See Notes to Financial Statements

14	The Income Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,638,238 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$68,651,198	3,473,212	$19.77
Class B	188,216	9,580	19.65
Class C	5,795,358	296,783	19.53
Class F-1	3,957,017	200,658	19.72
Class F-2	4,042,836	204,658	19.75
Class 529-A	1,387,057	70,310	19.73
Class 529-B	12,135	616	19.71
Class 529-C	425,494	21,656	19.65
Class 529-E	59,408	3,020	19.67
Class 529-F-1	53,139	2,694	19.73
Class R-1	123,948	6,310	19.64
Class R-2	533,296	27,271	19.56
Class R-2E	4,663	236	19.74
Class R-3	1,133,606	57,568	19.69
Class R-4	1,085,578	55,013	19.73
Class R-5E	9	1	19.76
Class R-5	561,966	28,431	19.77
Class R-6	3,563,982	180,221	19.78

See Notes to Financial Statements

The Income Fund of America	15

Statement of operations	unaudited
for the six months ended January 31, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,501; also includes $38,956 from affiliates)	$1,136,738
Interest (includes $6,656 from affiliates)	491,088	$1,627,826
Fees and expenses*:
Investment advisory services	99,815
Distribution services	130,965
Transfer agent services	37,388
Administrative services	9,302
Reports to shareholders	1,761
Registration statement and prospectus	1,194
Trustees’ compensation	21
Auditing and legal	1,482
Custodian	1,416
Other	965	284,309
Net investment income		1,343,517

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (includes $315,327 net loss from affiliates)	(296,692)
Forward currency contracts	24,487
Currency transactions	(7,841)	(280,046)
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $118)	(4,932,157)
Forward currency contracts	(12,239)
Currency translations	(277)	(4,944,673)
Net realized loss and unrealized depreciation		(5,224,719)

Net decrease in net assets resulting from operations		$(3,881,202)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	The Income Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	January 31, 2016*	July 31, 2015
Operations:
Net investment income	$1,343,517	$3,032,727
Net realized (loss) gain	(280,046)	3,852,401
Net unrealized depreciation	(4,944,673)	(4,115,199)
Net (decrease) increase in net assets resulting from operations	(3,881,202)	2,769,929

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,470,494)	(3,456,253)
Distributions from net realized gain on investments	(1,680,491)	—
Total dividends and distributions paid to shareholders	(3,150,985)	(3,456,253)

Net capital share transactions	1,619,082	3,840,273

Total (decrease) increase in net assets	(5,413,105)	3,153,949

Net assets:
Beginning of period	96,992,011	93,838,062
End of period (including undistributed net investment income: $365,139 and $492,116, respectively)	$91,578,906	$96,992,011

*Unaudited.

See Notes to Financial Statements

The Income Fund of America	17

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

18	The Income Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Income Fund of America	19

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

20	The Income Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Income Fund of America	21

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$7,354,973	$1,724,174	$2	$9,079,149
Consumer staples	7,498,008	977,421	—	8,475,429
Financials	7,735,672	546,756	—	8,282,428
Information technology	7,468,162	801,686	—	8,269,848
Health care	5,000,641	1,893,677	4,079	6,898,397
Consumer discretionary	4,771,565	808,330	—	5,579,895
Energy	3,413,009	889,436	—	4,302,445
Telecommunication services	1,842,928	1,875,569	—	3,718,497
Materials	2,496,805	609,095	—	3,105,900
Utilities	1,343,784	1,692,547	—	3,036,331
Miscellaneous	1,765,962	1,770,740	22,868	3,559,570
Preferred securities	455,721	—	—	455,721
Convertible stocks	509,641	24,546	—	534,187
Convertible bonds	—	616,231	—	616,231
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,118,296	51,851	13,170,147
U.S. Treasury bonds & notes	—	5,248,942	—	5,248,942
Mortgage-backed obligations	—	1,909,583	—	1,909,583
Other	—	587,101	—	587,101
Short-term securities	—	5,087,491	—	5,087,491
Total	$51,656,871	$40,181,621	$78,800	$91,917,292

22	The Income Fund of America

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,339	$—	$1,339
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(7,625)	—	(7,625)
Total	$—	$(6,286)	$—	$(6,286)

*	Securities with a value of $12,702,478,000, which represented 13.87% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in

The Income Fund of America	23

lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

24	The Income Fund of America

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The Income Fund of America	25

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, January 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1,339	Unrealized depreciation on open forward currency contracts	$7,625

Forward currency	Currency	Receivables for closed forward currency contracts	55	Payables for closed forward currency contracts	81
			$1,394		$7,706

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$24,487	Net unrealized depreciation on forward currency contracts	$(12,239)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	The Income Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2016 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$29	$(29)	$—	$—	$—
Bank of New York Mellon	258	—	—	—	258
Citibank	115	—	—	—	115
UBS AG	992	—	(582)	—	410
Total	$1,394	$(29)	$(582)	$—	$783
Liabilities:
Bank of America, N.A.	$358	$(29)	$(329)	$—	$—
Barclays Bank PLC	214	—	(214)	—	—
HSBC Bank	3,738	—	(2,590)	—	1,148
JPMorgan Chase	3,396	—	(2,506)	—	890
Total	$7,706	$(29)	$(5,639)	$—	$2,038

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains

The Income Fund of America	27

realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$501,041
Undistributed long-term capital gains	1,677,798

As of January 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$14,005,246
Gross unrealized depreciation on investment securities	(4,998,608)
Net unrealized appreciation on investment securities	9,006,638
Cost of investment securities	82,910,654

28	The Income Fund of America

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2016						Year ended July 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$1,124,553		$1,259,675		$2,384,228		$2,652,016	$—	$2,652,016
Class B	2,741		3,780		6,521		12,848	—	12,848
Class C	72,777		108,381		181,158		188,824	—	188,824
Class F-1	62,912		72,956		135,868		140,923	—	140,923
Class F-2	67,723		73,652		141,375		142,230	—	142,230
Class 529-A	22,047		25,552		47,599		53,022	—	53,022
Class 529-B	166		247		413		730	—	730
Class 529-C	5,093		7,919		13,012		13,212	—	13,212
Class 529-E	878		1,101		1,979		2,176	—	2,176
Class 529-F-1	920		989		1,909		2,101	—	2,101
Class R-1	1,544		2,291		3,835		3,933	—	3,933
Class R-2	6,752		10,059		16,811		18,272	—	18,272
Class R-2E1	3		6		9		1	—	1
Class R-3	16,895		21,237		38,132		44,001	—	44,001
Class R-4	17,794		20,359		38,153		43,909	—	43,909
Class R-5E2	—	[3]	—	[3]	—	[3]
Class R-5	10,746		11,143		21,889		24,087	—	24,087
Class R-6	56,950		61,144		118,094		113,968	—	113,968
Total	$1,470,494		$1,680,491		$3,150,985		$3,456,253	$—	$3,456,253

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. On December 3, 2015, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2016, decreasing the

The Income Fund of America	29

annual rates on daily net assets in excess of $115 billion to 0.121%. For the six months ended January 31, 2016, the investment advisory services fee was $99,815,000, which was equivalent to an annualized rate of 0.213% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

30	The Income Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$83,296	$26,903		$3,529		Not applicable
Class B	1,188	100		Not applicable		Not applicable
Class C	30,229	2,333		1,514		Not applicable
Class F-1	5,062	2,326		1,012		Not applicable
Class F-2	Not applicable	2,170		1,005		Not applicable
Class 529-A	1,584	504		358		$634
Class 529-B	77	8		4		7
Class 529-C	2,198	169		111		196
Class 529-E	154	9		15		27
Class 529-F-1	—	20		14		25
Class R-1	652	68		33		Not applicable
Class R-2	2,099	1,013		141		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	2,996	987		301		Not applicable
Class R-4	1,429	608		286		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	163		155		Not applicable
Class R-6	Not applicable	7		824		Not applicable
Total class-specific expenses	$130,965	$37,388		$9,302		$889

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

The Income Fund of America	31

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $21,000 in the fund’s statement of operations includes $203,000 in current fees (either paid in cash or deferred) and a net decrease of $182,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016

Class A	$2,866,517	140,588	$2,324,233	115,650	$(4,211,670)	(206,735)	$979,080	49,503
Class B	1,230	61	6,433	322	(102,411)	(5,017)	(94,748)	(4,634)
Class C	387,287	19,197	175,491	8,837	(700,796)	(34,725)	(138,018)	(6,691)
Class F-1	412,701	20,177	130,778	6,524	(440,094)	(21,710)	103,385	4,991
Class F-2	641,988	31,359	132,500	6,600	(468,498)	(23,120)	305,990	14,839
Class 529-A	74,802	3,676	47,582	2,372	(116,662)	(5,723)	5,722	325
Class 529-B	173	9	412	20	(6,875)	(336)	(6,290)	(307)
Class 529-C	25,274	1,246	13,006	651	(45,468)	(2,237)	(7,188)	(340)
Class 529-E	3,513	173	1,979	99	(5,801)	(284)	(309)	(12)
Class 529-F-1	4,980	244	1,908	95	(7,398)	(361)	(510)	(22)
Class R-1	10,832	534	3,828	192	(19,649)	(967)	(4,989)	(241)
Class R-2	54,253	2,693	16,795	844	(93,732)	(4,653)	(22,684)	(1,116)
Class R-2E	4,788	245	9	1	(270)	(14)	4,527	232
Class R-3	100,296	4,945	38,011	1,898	(189,849)	(9,346)	(51,542)	(2,503)
Class R-4	109,056	5,364	38,141	1,901	(179,128)	(8,811)	(31,931)	(1,546)
Class R-5E2	10	1	—	—	—	—	10	1
Class R-5	50,474	2,491	21,884	1,089	(122,725)	(6,032)	(50,367)	(2,452)
Class R-6	687,747	34,077	118,002	5,872	(176,805)	(8,707)	628,944	31,242
Total net increase (decrease)	$5,435,921	267,080	$3,070,992	152,967	$(6,887,831)	(338,778)	$1,619,082	81,269

32	The Income Fund of America

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2015

Class A	$6,799,575	313,392	$2,564,923	118,409		$(7,191,840)	(331,631)	$2,172,658	100,170
Class B	6,142	286	12,632	586		(319,960)	(14,873)	(301,186)	(14,001)
Class C	1,134,135	52,855	180,877	8,438		(1,476,126)	(68,920)	(161,114)	(7,627)
Class F-1	1,142,485	52,837	134,607	6,228		(928,887)	(42,846)	348,205	16,219
Class F-2	1,557,560	71,770	131,617	6,083		(580,458)	(26,780)	1,108,719	51,073
Class 529-A	181,865	8,403	53,006	2,452		(198,921)	(9,201)	35,950	1,654
Class 529-B	915	42	729	34		(16,095)	(746)	(14,451)	(670)
Class 529-C	61,911	2,870	13,208	612		(75,581)	(3,512)	(462)	(30)
Class 529-E	8,791	407	2,176	101		(10,867)	(504)	100	4
Class 529-F-1	13,159	608	2,099	97		(9,349)	(432)	5,909	273
Class R-1	31,622	1,464	3,913	181		(28,794)	(1,338)	6,741	307
Class R-2	126,784	5,904	18,246	850		(177,349)	(8,260)	(32,319)	(1,506)
Class R-2E3	94	4	1	—	[4]	— [4]	— [4]	95	4
Class R-3	248,510	11,496	43,878	2,032		(365,620)	(16,941)	(73,232)	(3,413)
Class R-4	306,349	14,154	43,888	2,029		(330,284)	(15,265)	19,953	918
Class R-5	195,218	8,999	24,077	1,112		(123,241)	(5,683)	96,054	4,428
Class R-6	1,252,456	57,974	113,878	5,257		(737,681)	(33,850)	628,653	29,381
Total net increase (decrease)	$13,067,571	603,465	$3,343,755	154,501		$(12,571,053)	(580,782)	$3,840,273	177,184

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Class R-2E shares were offered beginning August 29, 2014.
[4]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,181,437,000 and $21,111,918,000, respectively, during the six months ended January 31, 2016.

The Income Fund of America	33

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 1/31/2016[4,5]	$21.31	$.30	$(1.14)	$(.84)
Year ended 7/31/2015	21.45	.69	(.04)	.65
Year ended 7/31/2014	19.64	.78	1.69	2.47
Year ended 7/31/2013	17.66	.67	1.99	2.66
Year ended 7/31/2012	16.97	.66	.73	1.39
Year ended 7/31/2011	15.48	.71	1.53	2.24
Class B:
Six months ended 1/31/2016[4,5]	21.17	.23	(1.14)	(.91)
Year ended 7/31/2015	21.30	.53	(.05)	.48
Year ended 7/31/2014	19.50	.61	1.69	2.30
Year ended 7/31/2013	17.53	.53	1.97	2.50
Year ended 7/31/2012	16.85	.53	.71	1.24
Year ended 7/31/2011	15.37	.58	1.52	2.10
Class C:
Six months ended 1/31/2016[4,5]	21.06	.22	(1.13)	(.91)
Year ended 7/31/2015	21.21	.51	(.04)	.47
Year ended 7/31/2014	19.42	.60	1.69	2.29
Year ended 7/31/2013	17.47	.51	1.97	2.48
Year ended 7/31/2012	16.80	.52	.71	1.23
Year ended 7/31/2011	15.33	.57	1.51	2.08
Class F-1:
Six months ended 1/31/2016[4,5]	21.26	.29	(1.14)	(.85)
Year ended 7/31/2015	21.40	.67	(.04)	.63
Year ended 7/31/2014	19.60	.76	1.68	2.44
Year ended 7/31/2013	17.62	.65	2.00	2.65
Year ended 7/31/2012	16.94	.65	.72	1.37
Year ended 7/31/2011	15.46	.70	1.52	2.22
Class F-2:
Six months ended 1/31/2016[4,5]	21.30	.32	(1.15)	(.83)
Year ended 7/31/2015	21.44	.73	(.04)	.69
Year ended 7/31/2014	19.63	.80	1.71	2.51
Year ended 7/31/2013	17.65	.70	1.99	2.69
Year ended 7/31/2012	16.97	.69	.72	1.41
Year ended 7/31/2011	15.48	.74	1.53	2.27
Class 529-A:
Six months ended 1/31/2016[4,5]	21.27	.29	(1.14)	(.85)
Year ended 7/31/2015	21.41	.67	(.04)	.63
Year ended 7/31/2014	19.60	.75	1.70	2.45
Year ended 7/31/2013	17.63	.65	1.98	2.63
Year ended 7/31/2012	16.95	.64	.72	1.36
Year ended 7/31/2011	15.46	.69	1.53	2.22

34	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.33)	$(.37)	$(.70)	$19.77	(3.98)%[6]	$68,651	.55%[7]		2.92%[7]
(.79)	—	(.79)	21.31	3.01	72,952	.55		3.19
(.66)	—	(.66)	21.45	12.78	71,290	.57		3.76
(.68)	—	(.35)	19.64	15.33	63,968	.58		3.58
(.70)	—	(.70)	17.66	8.45	56,153	.59		3.92
(.75)	—	(.75)	16.97	14.68	52,940	.58		4.24

(.24)	(.37)	(.61)	19.65	(4.32)[6]	188	1.31	[7]	2.21	[7]
(.61)	—	(.61)	21.17	2.23	301	1.30		2.45
(.50)	—	(.50)	21.30	11.92	601	1.32		2.99
(.53)	—	(.28)	19.50	14.48	818	1.33		2.86
(.56)	—	(.56)	17.53	7.56	1,161	1.34		3.19
(.62)	—	(.62)	16.85	13.82	1,760	1.34		3.48

(.25)	(.37)	(.62)	19.53	(4.37)[6]	5,795	1.35	[7]	2.12	[7]
(.62)	—	(.62)	21.06	2.19	6,390	1.35		2.39
(.50)	—	(.50)	21.21	11.91	6,597	1.37		2.95
(.53)	—	(.28)	19.42	14.41	6,389	1.38		2.79
(.56)	—	(.56)	17.47	7.55	6,096	1.38		3.13
(.61)	—	(.61)	16.80	13.77	6,157	1.39		3.43

(.32)	(.37)	(.69)	19.72	(4.03)[6]	3,957	.64	[7]	2.83	[7]
(.77)	—	(.77)	21.26	2.94	4,160	.64		3.10
(.64)	—	(.64)	21.40	12.66	3,841	.65		3.71
(.67)	—	(.34)	19.60	15.30	3,554	.65		3.50
(.69)	—	(.69)	17.62	8.35	2,563	.64		3.87
(.74)	—	(.74)	16.94	14.58	2,025	.64		4.19

(.35)	(.37)	(.72)	19.75	(3.94)[6]	4,043	.38	[7]	3.08	[7]
(.83)	—	(.83)	21.30	3.20	4,042	.38		3.35
(.70)	—	(.70)	21.44	12.97	2,975	.40		3.89
(.71)	—	(.37)	19.63	15.53	1,434	.41		3.74
(.73)	—	(.73)	17.65	8.59	1,020	.40		4.09
(.78)	—	(.78)	16.97	14.90	747	.40		4.42

(.32)	(.37)	(.69)	19.73	(4.04)[6]	1,387	.66	[7]	2.81	[7]
(.77)	—	(.77)	21.27	2.92	1,489	.65		3.09
(.64)	—	(.64)	21.41	12.69	1,463	.67		3.66
(.66)	—	(.34)	19.60	15.19	1,298	.68		3.48
(.68)	—	(.68)	17.63	8.30	1,102	.68		3.82
(.73)	—	(.73)	16.95	14.62	939	.67		4.15

See page 40 for footnotes.

The Income Fund of America	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 1/31/2016[4,5]	$21.23	$.21	$(1.14)	$(.93)
Year ended 7/31/2015	21.36	.50	(.05)	.45
Year ended 7/31/2014	19.55	.58	1.70	2.28
Year ended 7/31/2013	17.57	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Year ended 7/31/2011	15.41	.56	1.52	2.08
Class 529-C:
Six months ended 1/31/2016[4,5]	21.18	.21	(1.13)	(.92)
Year ended 7/31/2015	21.33	.50	(.05)	.45
Year ended 7/31/2014	19.53	.59	1.69	2.28
Year ended 7/31/2013	17.56	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Year ended 7/31/2011	15.41	.56	1.53	2.09
Class 529-E:
Six months ended 1/31/2016[4,5]	21.21	.26	(1.14)	(.88)
Year ended 7/31/2015	21.35	.62	(.04)	.58
Year ended 7/31/2014	19.55	.70	1.69	2.39
Year ended 7/31/2013	17.58	.60	1.99	2.59
Year ended 7/31/2012	16.91	.60	.71	1.31
Year ended 7/31/2011	15.43	.65	1.52	2.17
Class 529-F-1:
Six months ended 1/31/2016[4,5]	21.27	.31	(1.14)	(.83)
Year ended 7/31/2015	21.41	.72	(.04)	.68
Year ended 7/31/2014	19.60	.80	1.70	2.50
Year ended 7/31/2013	17.63	.69	1.98	2.67
Year ended 7/31/2012	16.95	.68	.72	1.40
Year ended 7/31/2011	15.46	.73	1.53	2.26
Class R-1:
Six months ended 1/31/2016[4,5]	21.18	.21	(1.14)	(.93)
Year ended 7/31/2015	21.33	.51	(.05)	.46
Year ended 7/31/2014	19.53	.60	1.69	2.29
Year ended 7/31/2013	17.56	.52	1.98	2.50
Year ended 7/31/2012	16.89	.52	.71	1.23
Year ended 7/31/2011	15.41	.57	1.52	2.09
Class R-2:
Six months ended 1/31/2016[4,5]	21.09	.21	(1.13)	(.92)
Year ended 7/31/2015	21.23	.52	(.04)	.48
Year ended 7/31/2014	19.45	.60	1.68	2.28
Year ended 7/31/2013	17.49	.52	1.98	2.50
Year ended 7/31/2012	16.82	.52	.71	1.23
Year ended 7/31/2011	15.35	.57	1.51	2.08

36	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.22)	$(.37)	$(.59)	$19.71	(4.39)%[6]	$12	1.45%[7]		2.06%[7]
(.58)	—	(.58)	21.23	2.10	20	1.43		2.33
(.47)	—	(.47)	21.36	11.79	34	1.45		2.85
(.51)	—	(.27)	19.55	14.35	45	1.46		2.73
(.54)	—	(.54)	17.57	7.41	58	1.47		3.06
(.60)	—	(.60)	16.89	13.66	76	1.46		3.37

(.24)	(.37)	(.61)	19.65	(4.39)[6]	426	1.43	[7]	2.04	[7]
(.60)	—	(.60)	21.18	2.09	466	1.42		2.32
(.48)	—	(.48)	21.33	11.82	470	1.44		2.88
(.52)	—	(.27)	19.53	14.36	420	1.45		2.71
(.55)	—	(.55)	17.56	7.43	370	1.47		3.04
(.61)	—	(.61)	16.89	13.71	331	1.46		3.37

(.29)	(.37)	(.66)	19.67	(4.17)[6]	59	.89	[7]	2.58	[7]
(.72)	—	(.72)	21.21	2.68	64	.89		2.85
(.59)	—	(.59)	21.35	12.39	65	.91		3.41
(.62)	—	(.32)	19.55	14.95	59	.92		3.24
(.64)	—	(.64)	17.58	7.99	52	.93		3.57
(.69)	—	(.69)	16.91	14.27	44	.94		3.88

(.34)	(.37)	(.71)	19.73	(3.92)[6]	53	.43	[7]	3.04	[7]
(.82)	—	(.82)	21.27	3.16	58	.42		3.31
(.69)	—	(.69)	21.41	12.94	52	.44		3.89
(.70)	—	(.36)	19.60	15.44	44	.45		3.70
(.72)	—	(.72)	17.63	8.53	36	.46		4.04
(.77)	—	(.77)	16.95	14.87	31	.45		4.37

(.24)	(.37)	(.61)	19.64	(4.41)[6]	124	1.38	[7]	2.09	[7]
(.61)	—	(.61)	21.18	2.16	139	1.36		2.38
(.49)	—	(.49)	21.33	11.88	133	1.39		2.93
(.53)	—	(.28)	19.53	14.43	120	1.39		2.78
(.56)	—	(.56)	17.56	7.50	122	1.40		3.11
(.61)	—	(.61)	16.89	13.76	109	1.41		3.42

(.24)	(.37)	(.61)	19.56	(4.37)[6]	533	1.38	[7]	2.10	[7]
(.62)	—	(.62)	21.09	2.24	599	1.32		2.42
(.50)	—	(.50)	21.23	11.85	635	1.37		2.95
(.54)	—	(.28)	19.45	14.47	609	1.36		2.80
(.56)	—	(.56)	17.49	7.52	567	1.40		3.11
(.61)	—	(.61)	16.82	13.75	552	1.41		3.41

See page 40 for footnotes.

The Income Fund of America	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 1/31/2016[4,5]	$21.29	$.14	$(1.02)	$(.88)
Period from 8/29/2014 to 7/31/2015[5,8]	21.98	.54	(.47)	.07
Class R-3:
Six months ended 1/31/2016[4,5]	21.23	.26	(1.14)	(.88)
Year ended 7/31/2015	21.37	.61	(.04)	.57
Year ended 7/31/2014	19.57	.69	1.69	2.38
Year ended 7/31/2013	17.60	.60	1.98	2.58
Year ended 7/31/2012	16.92	.60	.72	1.32
Year ended 7/31/2011	15.44	.64	1.53	2.17
Class R-4:
Six months ended 1/31/2016[4,5]	21.27	.29	(1.14)	(.85)
Year ended 7/31/2015	21.42	.68	(.06)	.62
Year ended 7/31/2014	19.61	.76	1.70	2.46
Year ended 7/31/2013	17.63	.66	1.99	2.65
Year ended 7/31/2012	16.95	.65	.72	1.37
Year ended 7/31/2011	15.46	.70	1.53	2.23
Class R-5E:
Period from 11/20/2015 to 1/31/2016[4,5,11]	21.03	.10	(.82)	(.72)
Class R-5:
Six months ended 1/31/2016[4,5]	21.31	.32	(1.14)	(.82)
Year ended 7/31/2015	21.45	.74	(.04)	.70
Year ended 7/31/2014	19.64	.82	1.70	2.52
Year ended 7/31/2013	17.66	.71	1.99	2.70
Year ended 7/31/2012	16.97	.70	.73	1.43
Year ended 7/31/2011	15.48	.75	1.53	2.28
Class R-6:
Six months ended 1/31/2016[4,5]	21.32	.33	(1.14)	(.81)
Year ended 7/31/2015	21.46	.75	(.04)	.71
Year ended 7/31/2014	19.65	.83	1.70	2.53
Year ended 7/31/2013	17.66	.72	2.00	2.72
Year ended 7/31/2012	16.98	.71	.72	1.43
Year ended 7/31/2011	15.49	.76	1.52	2.28

	Six months ended January 31,	Year ended July 31
Portfolio turnover rate for all share classes[12]	2016[4,5,6]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	26%	45%	39%	47%	41%	38%
Excluding mortgage dollar roll transactions	21%	32%	Not available

See Notes to Financial Statements

38	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.30)	$(.37)	$(.67)	$19.74	(4.16)%[6]	$5		.83%[7]		1.42%[7]
(.76)	—	(.76)	21.29	.28 [6,9]	—	[10]	.96	[7,9]	2.73	[7,9]

(.29)	(.37)	(.66)	19.69	(4.18)[6]	1,134		.94	[7]	2.54	[7]
(.71)	—	(.71)	21.23	2.65	1,275		.92		2.83
(.58)	—	(.58)	21.37	12.35	1,357		.94		3.38
(.61)	—	(.32)	19.57	14.91	1,323		.94		3.22
(.64)	—	(.64)	17.60	8.01	1,204		.96		3.55
(.69)	—	(.69)	16.92	14.23	1,118		.96		3.86

(.32)	(.37)	(.69)	19.73	(4.02)[6]	1,086		.63	[7]	2.84	[7]
(.77)	—	(.77)	21.27	2.90	1,203		.62		3.12
(.65)	—	(.65)	21.42	12.71	1,192		.64		3.67
(.67)	—	(.34)	19.61	15.29	1,045		.64		3.52
(.69)	—	(.69)	17.63	8.33	880		.65		3.86
(.74)	—	(.74)	16.95	14.62	809		.66		4.17

(.18)	(.37)	(.55)	19.76	(3.47)[6]	—	[10]	.08	[6]	.50	[6]

(.35)	(.37)	(.72)	19.77	(3.86)[6]	562		.33	[7]	3.16	[7]
(.84)	—	(.84)	21.31	3.25	658		.32		3.41
(.71)	—	(.71)	21.45	13.03	567		.34		3.98
(.72)	—	(.37)	19.64	15.60	525		.34		3.83
(.74)	—	(.74)	17.66	8.70	462		.35		4.17
(.79)	—	(.79)	16.97	14.94	478		.36		4.46

(.36)	(.37)	(.73)	19.78	(3.84)[6]	3,564		.28	[7]	3.17	[7]
(.85)	—	(.85)	21.32	3.30	3,176		.28		3.45
(.72)	—	(.72)	21.46	13.08	2,566		.29		4.03
(.73)	—	(.38)	19.65	15.72	1,631		.29		3.85
(.75)	—	(.75)	17.66	8.69	1,025		.30		4.21
(.79)	—	(.79)	16.98	14.99	758		.31		4.51

See page 40 for footnotes.

The Income Fund of America	39

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-5E shares were offered beginning November 20, 2015.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

40	The Income Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2015, through January 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Income Fund of America	41

	Beginning account value 8/1/2015	Ending account value 1/31/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$960.25	$2.71	.55%
Class A - assumed 5% return	1,000.00	1,022.37	2.80	.55
Class B - actual return	1,000.00	956.76	6.44	1.31
Class B - assumed 5% return	1,000.00	1,018.55	6.65	1.31
Class C - actual return	1,000.00	956.27	6.64	1.35
Class C - assumed 5% return	1,000.00	1,018.35	6.85	1.35
Class F-1 - actual return	1,000.00	959.71	3.15	.64
Class F-1 - assumed 5% return	1,000.00	1,021.92	3.25	.64
Class F-2 - actual return	1,000.00	960.56	1.87	.38
Class F-2 - assumed 5% return	1,000.00	1,023.23	1.93	.38
Class 529-A - actual return	1,000.00	959.65	3.25	.66
Class 529-A - assumed 5% return	1,000.00	1,021.82	3.35	.66
Class 529-B - actual return	1,000.00	956.07	7.13	1.45
Class 529-B - assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class 529-C - actual return	1,000.00	956.09	7.03	1.43
Class 529-C - assumed 5% return	1,000.00	1,017.95	7.25	1.43
Class 529-E - actual return	1,000.00	958.34	4.38	.89
Class 529-E - assumed 5% return	1,000.00	1,020.66	4.52	.89
Class 529-F-1 - actual return	1,000.00	960.77	2.12	.43
Class 529-F-1 - assumed 5% return	1,000.00	1,022.97	2.19	.43
Class R-1 - actual return	1,000.00	955.88	6.78	1.38
Class R-1 - assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class R-2 - actual return	1,000.00	956.27	6.79	1.38
Class R-2 - assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class R-2E - actual return	1,000.00	958.42	4.09	.83
Class R-2E - assumed 5% return	1,000.00	1,020.96	4.22	.83
Class R-3 - actual return	1,000.00	958.17	4.63	.94
Class R-3 - assumed 5% return	1,000.00	1,020.41	4.77	.94
Class R-4 - actual return	1,000.00	959.77	3.10	.63
Class R-4 - assumed 5% return	1,000.00	1,021.97	3.20	.63
Class R-5E - actual return†	1,000.00	965.32	.83	.43
Class R-5E - assumed 5% return†	1,000.00	1,022.97	2.19	.43
Class R-5 - actual return	1,000.00	961.36	1.63	.33
Class R-5 - assumed 5% return	1,000.00	1,023.48	1.68	.33
Class R-6 - actual return	1,000.00	961.62	1.38	.28
Class R-6 - assumed 5% return	1,000.00	1,023.73	1.42	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 184 days.

42	The Income Fund of America

Approval of Investment Advisory and Service Agreement

The Income Fund of America board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $115 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s investment results with those of other funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through May 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Income Funds Index, the Lipper Equity Income Funds Index, the Standard & Poor’s 500 Composite Index and the Barclays U.S. Aggregate Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the lifetime, 20-year, 10-year and five-year periods, except the S&P 500 Index and the Lipper Equity Income Funds Index for the five-year period. They also noted that the volatility of the fund’s monthly returns for such periods was lower than that of the S&P 500 Index and the Lipper Equity Income Funds

The Income Fund of America	43

Index, although greater than the other indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	The Income Fund of America

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2016, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®
Investment portfolio
January 31, 2016
unaudited
Common stocks 70.22% Industrials 9.91%	Shares	Value (000)
General Electric Co.	77,722,474	$2,261,724
Lockheed Martin Corp.	7,999,400	1,687,873
BAE Systems PLC[1]	131,426,883	970,013
Waste Management, Inc.	16,181,128	856,791
Ryanair Holdings PLC (ADR)	6,452,401	505,546
KONE Oyj, Class B1	7,723,000	339,264
Norfolk Southern Corp.	4,400,000	310,200
Hubbell Inc., Class B	3,430,000	310,175
PACCAR Inc	5,952,500	292,089
Caterpillar Inc.	4,630,000	288,171
Boeing Co.	2,220,000	266,689
Edenred SA1	11,360,000	215,338
R.R. Donnelley & Sons Co.[2]	13,345,400	186,435
Macquarie Infrastructure Corp.	2,490,000	166,979
TransDigm Group Inc.[3]	630,000	141,580
Abertis Infraestructuras, SA, Class A1	9,267,930	138,690
United Technologies Corp.	593,482	52,043
Geberit AG1	127,000	45,016
Douglas Dynamics, Inc.[2]	1,444,000	28,678
CEVA Group PLC[1,3,4]	35,229	15,853
Atrium Corp.[1,3,4]	1,807	2
		9,079,149
Consumer staples 9.26%
Procter & Gamble Co.	17,161,700	1,401,939
Coca-Cola Co.	28,511,000	1,223,692
Philip Morris International Inc.	12,805,004	1,152,579
Reynolds American Inc.	18,601,668	929,153
Altria Group, Inc.	11,076,000	676,854
British American Tobacco PLC[1]	11,758,200	653,701
Kellogg Co.	5,550,000	407,592
Costco Wholesale Corp.	2,441,530	368,964
Nestlé SA1	4,395,000	323,720
Kimberly-Clark Corp.	2,100,000	269,682
Hershey Co.	3,000,000	264,330
Campbell Soup Co.	4,500,000	253,845
General Mills, Inc.	4,170,000	235,647
PepsiCo, Inc.	2,350,000	233,355
Kraft Heinz Co.	1,029,667	80,376
		8,475,429
Financials 9.04%
JPMorgan Chase & Co.	23,673,157	1,408,553
Wells Fargo & Co.	21,365,915	1,073,210
CME Group Inc., Class A	10,140,400	911,115
Crown Castle International Corp.	9,554,000	823,555
Public Storage	2,240,000	567,974
The Income Fund of America — Page 1 of 35

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Digital Realty Trust, Inc.	6,885,000	$551,351
Iron Mountain Inc.[2]	13,724,780	377,980
Lamar Advertising Co., Class A	5,253,322	294,764
Prologis, Inc.	6,772,464	267,309
PacWest Bancorp	5,868,000	215,414
Toronto-Dominion Bank (CAD denominated)	5,639,579	213,965
Outfront Media Inc.[2]	9,064,824	197,160
BlackRock, Inc.	500,000	157,130
New York Community Bancorp, Inc.	7,315,000	113,236
Link Real Estate Investment Trust[1]	19,651,812	112,487
Camden Property Trust	1,270,300	96,924
Sun Hung Kai Properties Ltd.[1]	7,850,234	85,364
Simon Property Group, Inc.	450,000	83,826
Umpqua Holdings Corp.	5,541,365	80,239
Apollo Global Management, LLC, Class A	5,479,700	74,414
Fibra Uno Administración, SA de CV	34,500,000	69,161
AXA SA1	2,685,000	66,493
Equity Residential	812,000	62,597
Redwood Trust, Inc.[2]	5,444,717	58,640
Allianz SE1	350,000	56,490
HSBC Holdings PLC (HKD denominated)[1]	7,637,734	54,050
Banco Santander, SA1	12,216,563	52,760
Svenska Handelsbanken AB, Class A1	2,880,000	36,184
City Holding Co.	741,000	32,945
Foxtons Group PLC[1]	13,689,000	32,910
Suncorp Group Ltd.[1]	3,474,508	28,828
Prudential PLC[1]	1,078,000	21,190
Weyerhaeuser Co.[3]	164,405	4,210
		8,282,428
Information technology 9.03%
Microsoft Corp.	61,766,639	3,402,724
Intel Corp.	50,876,100	1,578,177
Texas Instruments Inc.	15,550,000	823,062
Analog Devices, Inc.	14,116,091	760,293
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	166,349,000	708,558
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,234,900	27,600
KLA-Tencor Corp.	3,700,290	247,882
Maxim Integrated Products, Inc.	7,046,000	235,336
Cisco Systems, Inc.	6,000,000	142,740
Paychex, Inc.	2,785,500	133,314
Diebold, Inc.[2]	4,222,000	117,034
Quanta Computer Inc.[1]	33,916,655	54,226
STMicroelectronics NV1	5,898,744	38,902
		8,269,848
Health care 7.53%
Merck & Co., Inc.	44,948,227	2,277,527
Pfizer Inc.	43,625,000	1,330,126
GlaxoSmithKline PLC[1]	44,865,000	924,245
AstraZeneca PLC[1]	10,671,583	682,698
Bristol-Myers Squibb Co.	10,850,500	674,467
Eli Lilly and Co.	6,855,700	542,286
Novartis AG1	2,355,000	182,670
Novartis AG (ADR)	500,000	38,985
The Income Fund of America — Page 2 of 35

unaudited
Common stocks Health care (continued)	Shares	Value (000)
AbbVie Inc.	2,500,000	$137,250
Roche Holding AG, non-registered shares, non-voting[1]	400,000	104,064
Rotech Healthcare Inc.[1,2,3]	543,172	4,079
		6,898,397
Consumer discretionary 6.09%
McDonald’s Corp.	16,506,815	2,043,214
Target Corp.	12,143,000	879,396
Home Depot, Inc.	5,595,000	703,627
General Motors Co.	14,742,512	436,968
Hasbro, Inc.	4,018,246	298,475
Marks and Spencer Group PLC[1]	40,000,000	242,920
Time Warner Cable Inc.	1,050,000	191,110
ProSiebenSat.1 Media SE1	3,345,000	166,515
Starwood Hotels & Resorts Worldwide, Inc.	2,650,000	164,936
Compass Group PLC[1]	7,411,761	127,766
SES SA, Class A (FDR)[1]	4,870,000	127,617
Nokian Renkaat Oyj[1]	2,247,723	76,312
Wynn Macau, Ltd.[1]	61,868,493	67,200
Cooper-Standard Holdings Inc.[3]	526,100	36,438
TopBuild Corp.[3]	649,777	17,401
Adelphia Recovery Trust, Series ACC-1[1,3]	9,913,675	—
		5,579,895
Energy 4.70%
ConocoPhillips	29,894,562	1,168,280
Chevron Corp.	10,920,000	944,252
Spectra Energy Corp	26,735,500	733,890
BP PLC[1]	91,850,000	497,667
Royal Dutch Shell PLC, Class B (ADR)	6,196,000	273,429
Royal Dutch Shell PLC, Class B1	5,047,147	110,364
Coal India Ltd.[1]	59,400,000	281,405
Helmerich & Payne, Inc.	4,100,000	208,280
Keyera Corp.	2,665,400	73,061
Husky Energy Inc.	1,187,553	11,817
		4,302,445
Telecommunication services 4.06%
Verizon Communications Inc.	30,407,921	1,519,484
Telstra Corp. Ltd.[1]	173,321,533	696,196
BT Group PLC[1]	45,572,915	316,991
AT&T Inc.	7,720,000	278,383
HKT Trust and HKT Ltd., units[1]	189,354,135	248,851
TalkTalk Telecom Group PLC[1,2]	58,421,891	183,979
NTT DoCoMo, Inc.[1]	8,090,000	180,470
Orange[1]	9,000,000	161,208
TDC A/S1	20,520,000	87,874
NII Holdings, Inc., Class B2,3	7,991,969	29,171
Mobile TeleSystems OJSC (ADR)	2,270,000	15,890
		3,718,497
Materials 3.39%
Dow Chemical Co.	18,957,976	796,235
E.I. du Pont de Nemours and Co.	14,124,268	745,197
LyondellBasell Industries NV	4,830,000	376,595
The Income Fund of America — Page 3 of 35

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Air Products and Chemicals, Inc.	2,048,886	$259,614
BASF SE1	3,500,000	231,944
Rio Tinto PLC[1]	6,718,000	165,233
Rexam PLC[1]	16,120,088	138,075
WestRock Co.	3,874,832	136,704
Potash Corp. of Saskatchewan Inc.	6,400,000	104,320
Nucor Corp.	2,000,000	78,140
Amcor Ltd.[1]	7,785,000	73,843
		3,105,900
Utilities 3.32%
Power Assets Holdings Ltd.[1]	73,605,500	673,222
DTE Energy Co.	5,275,000	448,428
Duke Energy Corp.	5,874,999	442,387
EDP - Energias de Portugal, SA1	112,077,366	391,797
Dominion Resources, Inc.	5,070,000	365,902
SSE PLC[1]	11,050,005	229,597
HK Electric Investments and HK Electric Investments Ltd., units[1]	230,870,000	180,270
National Grid PLC[1]	11,900,000	167,724
NextEra Energy, Inc.	640,000	71,494
Ratchaburi Electricity Generating Holding PCL[1]	35,748,000	49,937
PG&E Corp.	283,607	15,573
		3,036,331
Miscellaneous 3.89%
Other common stocks in initial period of acquisition		3,559,570
Total common stocks (cost: $54,019,211,000)		64,307,889
Preferred securities 0.50% Financials 0.50%
Citigroup Inc., Series K, depositary shares	2,463,848	67,682
Citigroup Inc. 7.875% preferred	2,637,610	67,444
Vornado Realty Trust, Series I, 6.625%	3,380,000	87,136
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	60,075
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	55,760
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	41,360
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,220
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	29,964
Morgan Stanley, Series I, depositary shares	272,400	7,080
Total preferred securities (cost: $436,429,000)		455,721
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,3,4]	8,514	—
Total rights & warrants (cost: $2,171,000)		—
The Income Fund of America — Page 4 of 35

unaudited
Convertible stocks 0.59% Materials 0.08%	Shares	Value (000)
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	$65,875
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[2]	2,700,000	3,861
		69,736
Financials 0.06%
American Tower Corp., Series A, convertible preferred	600,000	59,496
Energy 0.05%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,060,000	42,024
Chesapeake Energy Corporation 5.75% convertible preferred[4]	13,000	1,950
		43,974
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	28,597
Industrials 0.03%
CEVA Group PLC, Series A-1, 3.622% convertible preferred[1,5]	29,937	18,411
CEVA Group PLC, Series A-2, 2.622% convertible preferred[1,5]	13,633	6,135
		24,546
Miscellaneous 0.34%
Other convertible stocks in initial period of acquisition		307,838
Total convertible stocks (cost: $772,184,000)		534,187
Convertible bonds 0.67% Financials 0.67%	Principal amount (000)
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.52% 2016	$ 4,206	105,799
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.10% 2016	7,090	182,035
Goldman Sachs, Equity Linked Notes (VF Corp), 4.30% 2016	2,161	134,783
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.10% 2016	6,562	166,213
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	21,995
		610,825
Energy 0.00%
American Energy (Permian Basin), convertible notes, 8.00% 2022[1,4,6]	23,400	3,510
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,4,6]	54,164	1,896
		5,406
Total convertible bonds (cost: $810,924,000)		616,231
Bonds, notes & other debt instruments 22.84% Corporate bonds & notes 14.38% Financials 2.58%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,502
ACE INA Holdings Inc. 2.875% 2022	9,345	9,478
ACE INA Holdings Inc. 3.15% 2025	9,885	9,957
ACE INA Holdings Inc. 3.35% 2026	9,345	9,538
ACE INA Holdings Inc. 4.35% 2045	1,395	1,468
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	793
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,615
The Income Fund of America — Page 5 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 4.30% 2026	$2,200	$2,238
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,365
American Campus Communities, Inc. 3.35% 2020	3,380	3,434
American Campus Communities, Inc. 3.75% 2023	3,985	3,972
American Campus Communities, Inc. 4.125% 2024	19,700	19,979
American Express Co. 6.15% 2017	12,610	13,444
American Express Credit Co. 1.55% 2017	7,730	7,737
American International Group, Inc. 2.30% 2019	9,785	9,827
American International Group, Inc. 3.75% 2025	1,500	1,442
American International Group, Inc. 3.875% 2035	5,000	4,139
American Tower Corp. 3.40% 2019	6,400	6,562
American Tower Corp. 7.25% 2019	15,025	17,124
AXA SA, Series B, junior subordinated 6.379% (undated)[4]	4,155	4,446
Bank of America Corp. 3.75% 2016	9,975	10,091
Bank of America Corp. 5.75% 2017	8,100	8,619
Bank of America Corp. 2.625% 2020	3,633	3,595
Bank of America Corp. 5.625% 2020	9,000	9,988
Bank of America Corp. 5.00% 2021	3,500	3,839
Bank of America Corp. 3.30% 2023	5,200	5,129
Bank of America Corp., Series AA, 6.10% (undated)	7,900	8,042
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)	5,600	5,847
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	30,924	31,407
Barclays Bank PLC 3.25% 2021	8,600	8,648
Barclays Bank PLC 3.65% 2025	16,785	16,122
Barclays Bank PLC 4.375% 2026	5,460	5,522
BB&T Corp. 2.45% 2020	19,000	19,263
Berkshire Hathaway Finance Corp. 4.30% 2043	1,800	1,767
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,596
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,296
BNP Paribas 3.60% 2016	10,000	10,016
BPCE SA group 2.65% 2021	4,000	4,015
BPCE SA group 5.70% 2023[4]	5,500	5,742
BPCE SA group 4.625% 2024[4]	6,400	6,279
BPCE SA group 5.15% 2024[4]	6,060	6,082
Brandywine Operating Partnership, LP 5.70% 2017	20	21
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,722
CIT Group Inc. 4.25% 2017	9,000	9,112
CIT Group Inc. 5.00% 2017	11,000	11,261
CIT Group Inc. 3.875% 2019	61,255	60,918
CIT Group Inc., Series C, 5.50% 2019[4]	13,650	14,128
Citigroup Inc. 3.953% 2016	7,115	7,203
Citigroup Inc. 8.50% 2019	4,894	5,819
Citigroup Inc. 3.70% 2026	32,800	32,855
Citigroup Inc. 4.45% 2027	17,845	17,695
Citigroup Inc, Series O, 5.875% (undated)	10,675	10,381
Citigroup Inc., Series P, 5.95% (undated)	25,090	24,376
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	12,979
CNA Financial Corp. 3.95% 2024	5,000	5,069
Communications Sales & Leasing, Inc. 6.00% 2023[4]	15,000	14,362
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	15,277
Corporate Office Properties LP 5.25% 2024	9,630	9,884
Corporate Office Properties LP 5.00% 2025	4,145	4,188
Corporate Office Properties Trust 3.60% 2023	320	298
Credit Agricole SA 4.375% 2025[4]	21,920	21,253
The Income Fund of America — Page 6 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	$3,000	$2,972
Crescent Resources 10.25% 2017[4]	36,046	36,181
Crown Castle International Corp. 4.875% 2022	9,800	10,302
DCT Industrial Trust Inc. 4.50% 2023	5,150	5,275
DDR Corp. 3.625% 2025	5,000	4,786
Developers Diversified Realty Corp. 9.625% 2016	2,525	2,550
Developers Diversified Realty Corp. 7.50% 2017	38,892	41,254
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,246
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,888
Discover Financial Services 4.20% 2023	5,460	5,573
EPR Properties 4.50% 2025	7,945	7,770
ERP Operating LP 7.125% 2017	10,000	10,887
Essex Portfolio L.P. 3.625% 2022	9,550	9,783
Essex Portfolio L.P. 3.25% 2023	4,400	4,351
Essex Portfolio L.P. 3.875% 2024	12,650	12,960
Essex Portfolio L.P. 3.50% 2025	5,620	5,504
Goldman Sachs Group, Inc. 3.625% 2016	22,600	22,607
Goldman Sachs Group, Inc. 1.312% 2017[7]	19,550	19,515
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,231
Goldman Sachs Group, Inc. 1.712% 2020[7]	10,440	10,398
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,857
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,333
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,738
Goldman Sachs Group, Inc. 3.85% 2024	8,620	8,760
Goldman Sachs Group, Inc. 4.75% 2045	9,580	9,534
Goldman Sachs Group, Inc. 5.15% 2045	900	877
HBOS PLC 6.75% 2018[4]	17,300	18,950
Hospitality Properties Trust 6.30% 2016	8,650	8,676
Hospitality Properties Trust 5.625% 2017	10,169	10,504
Hospitality Properties Trust 6.70% 2018	12,625	13,359
Hospitality Properties Trust 4.25% 2021	20,500	20,400
Hospitality Properties Trust 5.00% 2022	6,500	6,723
Hospitality Properties Trust 4.50% 2023	11,060	11,026
Hospitality Properties Trust 4.50% 2025	5,940	5,752
Host Hotels & Resorts LP 4.50% 2026	6,380	6,405
HSBC Holdings PLC 4.25% 2024	9,000	8,920
HSBK (Europe) BV 7.25% 2017[4]	22,570	22,910
Icahn Enterprises Finance Corp. 3.50% 2017	23,075	22,960
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,235
Intesa Sanpaolo SpA 5.017% 2024[4]	28,110	27,013
Iron Mountain Inc. 6.00% 2020[2,4]	31,925	34,080
Iron Mountain Inc. 6.00% 2023[2]	950	992
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,287
iStar Financial Inc. 4.00% 2017	28,625	27,051
iStar Financial Inc. 4.875% 2018	11,575	11,098
iStar Financial Inc. 5.00% 2019	14,275	13,472
iStar Financial Inc., Series B, 9.00% 2017	37,360	38,341
JPMorgan Chase & Co. 1.35% 2017	12,240	12,241
JPMorgan Chase & Co. 2.25% 2020	10,000	9,924
JPMorgan Chase & Co. 2.55% 2020	11,150	11,124
JPMorgan Chase & Co. 3.25% 2022	5,000	5,040
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	36,197
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	36,535	39,595
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	75,620
The Income Fund of America — Page 7 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Keybank National Association 2.50% 2019	$9,000	$9,124
Kimco Realty Corp. 5.70% 2017	17,250	18,085
Kimco Realty Corp. 6.875% 2019	10,000	11,484
Kimco Realty Corp. 3.40% 2022	5,460	5,532
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,070
Leucadia National Corp. 5.50% 2023	13,255	12,633
Liberty Mutual Group Inc. 4.25% 2023[4]	4,400	4,529
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	19,415	22,182
Lloyds Banking Group PLC 2.30% 2018	3,625	3,663
Lloyds Banking Group PLC 4.50% 2024	19,000	19,526
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4]	14,430	17,388
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	500	671
MetLife Global Funding I 2.30% 2019[4]	8,435	8,494
MetLife Global Funding I 2.00% 2020[4]	5,135	5,057
MetLife Global Funding I 2.50% 2020[4]	4,000	4,012
Metlife, Inc. 3.60% 2025	535	538
Metlife, Inc. 4.60% 2046	545	535
MetLife, Inc. 5.25% 2049	12,850	12,585
Morgan Stanley 3.80% 2016	5,125	5,161
Morgan Stanley 1.996% 2019[7]	5,407	5,437
Morgan Stanley 3.875% 2026	30,195	30,568
Morgan Stanley 4.35% 2026	10,200	10,253
Morgan Stanley 4.30% 2045	3,375	3,197
Nationwide Mutual Insurance Co. 2.802% 2024[4,7]	8,150	7,902
New York Life Global Funding 2.10% 2019[4]	11,000	11,076
New York Life Global Funding 1.95% 2020[4]	1,820	1,812
Nordea Bank AB 2.50% 2020[4]	7,425	7,477
PNC Bank 2.40% 2019	7,825	7,906
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,399
PNC Financial Services Group, Inc. 3.90% 2024	9,386	9,787
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,019
PNC Preferred Funding Trust I, junior subordinated 2.162% (undated)[4,7]	23,800	21,182
Prologis, Inc. 3.35% 2021	1,950	1,995
Prologis, Inc. 4.25% 2023	25,000	26,484
Prologis, Inc. 3.75% 2025	1,520	1,536
Prudential Financial, Inc. 3.50% 2024	9,000	8,937
Prudential Financial, Inc. 4.60% 2044	2,500	2,411
QBE Insurance Group Ltd. 2.40% 2018[4]	16,910	16,954
Rabobank Nederland 2.25% 2019	8,000	8,093
Rabobank Nederland 2.50% 2021	6,525	6,578
Rabobank Nederland 4.375% 2025	9,000	9,181
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	6,515
Realogy Corp. 4.50% 2019[4]	38,250	38,967
Realogy Corp. 5.25% 2021[4]	23,600	24,131
Realogy Corp., Barclays PLC LOC, 4.40% 2016[7,8,9]	3,374	3,326
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	12,735	14,645
Scentre Group 2.375% 2021[4]	4,575	4,496
Scentre Group 3.25% 2025[4]	7,580	7,305
Scentre Group 3.50% 2025[4]	17,280	17,060
Select Income REIT 3.60% 2020	5,775	5,837
Select Income REIT 4.15% 2022	3,300	3,222
Select Income REIT 4.50% 2025	2,540	2,353
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4]	67,890	78,854
Société Générale, junior subordinated 5.922% (undated)[4]	45,073	45,749
The Income Fund of America — Page 8 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Synovus Financial Corp. 7.875% 2019	$23,506	$25,768
Travelers Property Casualty Corp. 4.30% 2045	1,500	1,561
UBS Group AG 2.95% 2020[4]	10,000	9,964
UBS Group AG 4.125% 2025[4]	4,425	4,427
UDR, Inc. 4.00% 2025	1,000	1,039
Unum Group 7.125% 2016	6,740	6,985
Unum Group 3.875% 2025	1,885	1,884
US Bancorp. 3.70% 2024	10,000	10,649
US Bancorp., Series T, 1.65% 2017	10,000	10,065
US Bancorp., junior subordinated 5.125% (undated)	5,525	5,574
WEA Finance LLC 1.75% 2017[4]	12,360	12,298
WEA Finance LLC 2.70% 2019[4]	15,195	15,221
WEA Finance LLC 3.25% 2020[4]	10,195	10,391
WEA Finance LLC 3.75% 2024[4]	8,200	8,272
Wells Fargo & Co. 3.676% 2016	10,000	10,101
Wells Fargo & Co. 1.358% 2018[7]	5,091	5,099
Wells Fargo & Co. 2.55% 2020	14,435	14,502
Wells Fargo & Co. 4.60% 2021	45,000	49,486
Wells Fargo & Co. 3.55% 2025	5,000	5,098
Wells Fargo & Co. 4.90% 2045	10,000	10,122
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	90,570
		2,365,782
Consumer discretionary 2.06%
21st Century Fox America, Inc. 3.70% 2025	1,340	1,327
21st Century Fox America, Inc. 4.95% 2045	415	402
Amazon.com, Inc. 4.80% 2034	12,000	12,666
American Honda Finance Corp. 2.25% 2019	8,500	8,638
American Honda Finance Corp. 2.45% 2020	3,200	3,256
Boyd Gaming Corp. 9.00% 2020	33,000	34,980
Boyd Gaming Corp. 6.875% 2023	16,125	16,447
Burger King Corp. 4.625% 2022[4]	9,000	9,067
Burger King Corp. 6.00% 2022[4]	26,025	27,050
Cablevision Systems Corp. 7.75% 2018	20,800	21,112
Cablevision Systems Corp. 8.00% 2020	20,000	18,950
Cablevision Systems Corp. 6.75% 2021	8,724	8,637
Carnival Corp. 3.95% 2020	11,290	11,855
CBS Corp. 1.95% 2017	5,000	5,024
CBS Outdoor Americas Inc. 5.25% 2022[2]	29,500	30,274
CBS Outdoor Americas Inc. 5.625% 2024[2]	6,896	7,077
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	3,429	3,506
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	11,045	11,117
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	12,600	13,167
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[4]	9,715	9,745
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,486
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	42,510	42,577
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	59,125	58,970
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[4]	8,750	8,820
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[4]	6,475	6,529
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[7,8,9]	9,459	9,228
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	74,974	72,725
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	40,410	33,439
Comcast Corp. 6.45% 2037	25,000	31,147
Comcast Corp. 4.75% 2044	4,855	4,982
The Income Fund of America — Page 9 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cox Communications, Inc. 5.875% 2016[4]	$25,000	$25,782
Cumulus Media Holdings Inc. 7.75% 2019	34,160	13,365
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	10,624	7,844
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,017
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	8,585	8,532
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	14,000	13,913
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	12,800	12,637
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	770	763
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	1,987
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,953
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	22,125	18,548
DISH DBS Corp. 4.625% 2017	23,825	24,421
DISH DBS Corp. 4.25% 2018	27,875	28,119
DISH DBS Corp. 7.875% 2019	1,425	1,550
Family Tree Escrow LLC 5.25% 2020[4]	4,025	4,246
Family Tree Escrow LLC 5.75% 2023[4]	8,050	8,523
Federated Department Stores, Inc. 6.90% 2029	7,925	8,668
Ford Motor Credit Co. 1.70% 2016	8,500	8,513
Ford Motor Credit Co. 8.00% 2016	1,500	1,579
Ford Motor Credit Co. 2.145% 2018	8,170	8,147
Ford Motor Credit Co. 2.375% 2018	10,905	10,893
Ford Motor Credit Co. 2.597% 2019	7,270	7,156
Ford Motor Credit Co. 2.943% 2019	9,000	9,026
Ford Motor Credit Co. 3.157% 2020	10,000	9,949
Ford Motor Credit Co. 3.20% 2021	2,000	1,986
Ford Motor Credit Co. 3.219% 2022	16,000	15,619
Ford Motor Credit Co. 4.375% 2023	8,850	9,052
Ford Motor Credit Co. 3.664% 2024	7,000	6,781
Ford Motor Credit Co. 4.134% 2025	5,000	4,968
Ford Motor Credit Co. 4.389% 2026	2,000	2,020
Gannett Co., Inc. 5.125% 2019	7,925	8,321
Gannett Co., Inc. 4.875% 2021[4]	8,085	8,146
Gannett Co., Inc. 5.50% 2024[4]	6,500	6,549
General Motors Co. 4.00% 2025	9,345	8,758
General Motors Co. 5.20% 2045	8,000	7,143
General Motors Financial Co. 6.75% 2018	2,760	2,988
General Motors Financial Co. 3.50% 2019	8,795	8,859
General Motors Financial Co. 3.70% 2020	2,725	2,717
General Motors Financial Co. 4.375% 2021	21,275	21,649
General Motors Financial Co. 3.45% 2022	33,990	32,696
Hilton Worldwide Finance LLC 5.625% 2021	9,565	9,900
Hilton Worldwide, Term Loan B, 3.50% 2020[7,8,9]	14,579	14,572
Home Depot, Inc. 5.95% 2041	12,500	15,442
Hyundai Capital America 2.60% 2020[4]	3,250	3,245
Hyundai Capital America 3.00% 2020[4]	2,000	2,017
iHeartCommunications, Inc. 10.625% 2023	10,020	6,513
International Game Technology 6.25% 2022[4]	14,000	13,545
La Quinta Properties, Inc., First Lien Term Loan B, 3.75% 2021[7,8,9]	18,257	17,724
Limited Brands, Inc. 8.50% 2019	16,105	18,803
Limited Brands, Inc. 7.00% 2020	21,271	23,983
Limited Brands, Inc. 6.625% 2021	23,754	26,545
Limited Brands, Inc. 6.875% 2035[4]	31,975	33,174
McDonald’s Corp. 2.75% 2020	625	635
McDonald’s Corp. 3.70% 2026	1,355	1,374
The Income Fund of America — Page 10 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.70% 2035	$620	$629
McDonald’s Corp. 4.875% 2045	2,165	2,199
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	16,773
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	7,843
MGM Resorts International 7.50% 2016	8,425	8,581
MGM Resorts International 8.625% 2019	13,000	14,536
MGM Resorts International 6.75% 2020	7,350	7,681
MGM Resorts International 7.75% 2022	17,000	18,084
Michaels Stores, Inc. 5.875% 2020[4]	14,125	14,584
Mohegan Tribal Gaming Authority 11.00% 2018[4,6]	4,318	4,329
Myriad International Holdings 6.00% 2020[4]	40,000	42,529
NBC Universal Enterprise, Inc. 1.307% 2018[4,7]	8,625	8,618
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	37,105	39,424
NBCUniversal Media, LLC 2.875% 2016	10,000	10,036
NCL Corp. Ltd. 5.25% 2019[4]	8,050	8,130
Needle Merger Sub Corp. 8.125% 2019[4]	33,920	27,475
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	67,130	51,187
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6]	14,555	9,315
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	36,707	31,987
PETCO Animal Supplies, Inc. 9.25% 2018[4]	21,600	22,232
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[7,8,9]	6,700	6,573
PETsMART, Inc. 7.125% 2023[4]	10,525	10,630
Pinnacle Entertainment, Inc. 6.375% 2021	12,275	13,073
Playa Resorts Holding BV 8.00% 2020[4]	24,490	25,041
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	5,373	5,212
President & Fellows of Harvard College 3.619% 2037	10,000	10,132
RCI Banque 3.50% 2018[4]	13,150	13,189
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	11,325	11,750
Schaeffler Holding Finance BV 7.625% 2018[4,6]	5,450	5,614
Schaeffler Holding Finance BV 6.25% 2019[4,6]	11,500	12,032
Seminole Tribe of Florida 6.535% 2020[4,8]	7,580	7,732
Sotheby’s Holdings, Inc. 5.25% 2022[4]	7,775	7,036
Standard Pacific Corp. 8.375% 2021	2,475	2,840
Starbucks Corp. 2.70% 2022	2,140	2,181
Starbucks Corp. 4.30% 2045	3,120	3,335
Station Casinos LLC 7.50% 2021	2,500	2,588
Thomson Reuters Corp. 1.30% 2017	1,510	1,504
Thomson Reuters Corp. 1.65% 2017	4,350	4,341
Thomson Reuters Corp. 4.30% 2023	1,285	1,342
Thomson Reuters Corp. 5.65% 2043	1,425	1,490
TI Automotive Ltd. 8.75% 2023[4]	8,635	7,793
Time Warner Cable Inc. 6.75% 2018	18,630	20,358
Time Warner Cable Inc. 5.00% 2020	35,000	37,263
Time Warner Inc. 4.75% 2021	15,000	16,196
Time Warner Inc. 3.60% 2025	21,900	21,312
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,007
Toyota Motor Credit Corp. 2.125% 2019	1,500	1,517
Toyota Motor Credit Corp. 2.15% 2020	15,000	15,207
Univision Communications Inc. 8.50% 2021[4]	6,480	6,456
Univision Communications Inc. 6.75% 2022[4]	305	315
Univision Communications Inc. 5.125% 2023[4]	1,250	1,219
Univision Communications Inc. 5.125% 2025[4]	1,305	1,240
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	16,962	16,593
Virgin Media Secured Finance PLC 5.375% 2021[4,8]	15,840	16,256
The Income Fund of America — Page 11 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen International Finance NV 2.375% 2017[4]	$14,500	$14,481
Warner Music Group 6.00% 2021[4]	15,146	15,487
Warner Music Group 5.625% 2022[4]	10,637	10,344
Warner Music Group 6.75% 2022[4]	14,925	13,209
WPP Finance 2010 3.75% 2024	2,000	1,997
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	6,725	6,448
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	5,325	4,546
Wynn Macau, Ltd. 5.25% 2021[4]	31,225	27,322
ZF Friedrichshafen AG 4.00% 2020[4]	5,065	5,075
ZF Friedrichshafen AG 4.50% 2022[4]	10,995	10,624
ZF Friedrichshafen AG 4.75% 2025[4]	21,530	20,265
		1,886,392
Health care 2.06%
AbbVie Inc. 2.90% 2022	7,200	7,087
AbbVie Inc. 3.20% 2022	2,675	2,680
AbbVie Inc. 3.60% 2025	15,500	15,556
AbbVie Inc. 4.50% 2035	5,705	5,584
AbbVie Inc. 4.40% 2042	7,985	7,525
AbbVie Inc. 4.70% 2045	15,830	15,616
Actavis Funding SCS 2.35% 2018	11,135	11,190
Actavis Funding SCS 3.00% 2020	16,590	16,818
Actavis Funding SCS 3.45% 2022	20,180	20,507
Actavis Funding SCS 3.80% 2025	35,940	36,533
Actavis Funding SCS 4.55% 2035	18,570	18,375
Actavis Funding SCS 4.75% 2045	16,090	16,180
Amgen Inc. 2.70% 2022	5,100	5,047
AstraZeneca PLC 3.375% 2025	24,230	24,402
AstraZeneca PLC 4.375% 2045	5,250	5,270
Baxalta Inc. 2.875% 2020[4]	14,410	14,207
Baxalta Inc. 4.00% 2025[4]	10,140	10,101
Bayer AG 2.375% 2019[4]	9,760	9,901
Becton, Dickinson and Co. 2.675% 2019	3,600	3,663
Becton, Dickinson and Co. 3.734% 2024	1,305	1,338
Becton, Dickinson and Co. 4.685% 2044	3,800	3,872
Biogen Inc. 2.90% 2020	10,700	10,788
Biogen Inc. 3.625% 2022	3,615	3,719
Biogen Inc. 4.05% 2025	11,509	11,811
Biogen Inc. 5.20% 2045	12,953	13,189
Boston Scientific Corp. 2.85% 2020	7,875	7,896
Boston Scientific Corp. 6.00% 2020	5,375	6,002
Boston Scientific Corp. 3.375% 2022	14,300	14,285
Boston Scientific Corp. 3.85% 2025	11,200	11,155
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	999
Celgene Corp. 3.55% 2022	6,910	7,021
Celgene Corp. 3.625% 2024	13,610	13,537
Celgene Corp. 3.875% 2025	5,855	5,924
Celgene Corp. 4.625% 2044	6,050	5,703
Celgene Corp. 5.00% 2045	18,285	18,334
Centene Corp. 5.75% 2017	10,060	10,450
Centene Corp. 5.625% 2021[4]	29,400	30,025
Centene Corp. 4.75% 2022	32,363	31,230
Centene Corp. 6.125% 2024[4]	8,175	8,369
Concordia Healthcare Corp. 9.50% 2022[4]	20,045	19,669
The Income Fund of America — Page 12 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Concordia Healthcare Corp. 7.00% 2023[4]	$10,585	$9,262
ConvaTec Finance International SA 8.25% 2019[4,6]	24,170	21,602
DaVita HealthCare Partners Inc. 5.00% 2025	14,450	14,251
DENTSPLY International Inc. 2.75% 2016	5,620	5,661
DJO Finance LLC 10.75% 2020[4]	13,253	11,000
DJO Finco Inc. 8.125% 2021[4]	48,860	41,287
EMD Finance LLC 1.70% 2018[4]	18,900	18,820
EMD Finance LLC 2.40% 2020[4]	22,050	21,751
EMD Finance LLC 2.95% 2022[4]	18,600	18,430
EMD Finance LLC 3.25% 2025[4]	29,900	28,958
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	17,135	17,306
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	18,575	18,575
Express Scripts Inc. 3.125% 2016	13,564	13,648
Express Scripts Inc. 7.25% 2019	8,985	10,419
Gilead Sciences, Inc. 3.05% 2016	10,265	10,437
Gilead Sciences, Inc. 1.85% 2018	4,610	4,647
Gilead Sciences, Inc. 2.55% 2020	9,247	9,370
Gilead Sciences, Inc. 3.25% 2022	10,015	10,295
Gilead Sciences, Inc. 3.65% 2026	2,200	2,256
Gilead Sciences, Inc. 4.80% 2044	1,615	1,653
Gilead Sciences, Inc. 4.50% 2045	3,400	3,362
Gilead Sciences, Inc. 4.75% 2046	2,920	2,992
HCA Inc. 3.75% 2019	25,557	25,813
HCA Inc. 6.50% 2020	24,050	26,575
HCA Inc. 4.75% 2023	580	583
HCA Inc. 5.00% 2024	2,080	2,111
HCA Inc. 5.375% 2025	50,000	50,625
HealthSouth Corp. 5.75% 2024[4]	4,575	4,539
HealthSouth Corp. 5.75% 2025[4]	11,242	10,959
Hologic, Inc. 5.25% 2022[4]	4,765	4,950
Humana Inc. 3.85% 2024	4,400	4,486
Humana Inc. 4.95% 2044	12,800	12,768
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	15,530	15,433
inVentiv Health Inc. 9.00% 2018[4]	36,955	37,579
inVentiv Health Inc. 10.00% 2018	22,533	21,519
inVentiv Health Inc. 10.00% 2018	13,010	12,555
inVentiv Health Inc. 12.00% 2018[4,6]	52,542	48,855
Kindred Healthcare, Inc. 8.00% 2020	15,625	14,336
Kindred Healthcare, Inc. 8.75% 2023	8,865	7,967
Kinetic Concepts, Inc. 10.50% 2018	109,087	106,360
Kinetic Concepts, Inc. 12.50% 2019	30,610	27,472
Laboratory Corporation of America Holdings 3.20% 2022	5,335	5,283
Laboratory Corporation of America Holdings 3.60% 2025	4,440	4,366
Laboratory Corporation of America Holdings 4.70% 2045	1,375	1,293
Mallinckrodt PLC 4.875% 2020[4]	18,140	17,437
Mallinckrodt PLC 5.75% 2022[4]	2,783	2,672
Mallinckrodt PLC 5.625% 2023[4]	12,415	11,701
McKesson Corp. 3.25% 2016	7,525	7,539
McKesson Corp. 2.284% 2019	5,875	5,892
McKesson Corp. 3.796% 2024	12,005	12,187
MEDNAX, Inc. 5.25% 2023[4]	2,110	2,168
Medtronic, Inc. 2.50% 2020	16,775	17,047
Medtronic, Inc. 3.50% 2025	4,700	4,833
Medtronic, Inc. 4.375% 2035	8,675	8,880
The Income Fund of America — Page 13 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 4.625% 2045	$11,035	$11,621
Merck & Co., Inc. 1.10% 2018	6,710	6,722
Molina Healthcare, Inc. 5.375% 2022[4]	16,745	16,787
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	13,940	9,375
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	19,885	17,611
Pfizer Inc. 7.20% 2039	1,353	1,872
PRA Holdings, Inc. 9.50% 2023[4]	9,626	10,589
Quintiles Transnational Corp. 4.875% 2023[4]	32,325	32,891
Roche Holdings, Inc. 2.875% 2021[4]	15,000	15,522
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,7,8,9]	11,828	11,496
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,7,8,9]	9,200	9,154
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,6,7,8,9]	21,926	18,847
St. Jude Medical, Inc. 2.80% 2020	9,100	9,214
Tenet Healthcare Corp. 4.375% 2021	10,800	10,706
Tenet Healthcare Corp. 8.125% 2022	884	893
Tenet Healthcare Corp. 6.75% 2023	11,236	10,379
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,656
Tenet Healthcare Corp., First Lien, 4.75% 2020	12,190	12,403
Tenet Healthcare Corp., First Lien, 6.00% 2020	39,030	41,567
Tenet Healthcare Corp., First Lien, 4.50% 2021	19,365	19,075
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,041
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,148
Thermo Fisher Scientific Inc. 5.30% 2044	365	394
UnitedHealth Group Inc. 1.40% 2017	6,500	6,513
UnitedHealth Group Inc. 6.00% 2017	12,430	13,224
UnitedHealth Group Inc. 3.35% 2022	7,030	7,280
UnitedHealth Group Inc. 3.75% 2025	10,710	11,162
UnitedHealth Group Inc. 4.625% 2035	1,080	1,153
UnitedHealth Group Inc. 4.75% 2045	1,800	1,935
VPI Escrow Corp. 6.75% 2018[4]	33,825	33,740
VPI Escrow Corp. 6.375% 2020[4]	52,913	51,326
VPI Escrow Corp. 7.50% 2021[4]	17,770	17,681
VRX Escrow Corp. 5.375% 2020[4]	33,820	32,129
VRX Escrow Corp. 5.875% 2023[4]	14,545	13,091
VRX Escrow Corp. 6.125% 2025[4]	34,315	30,926
WellPoint, Inc. 2.30% 2018	1,370	1,379
WellPoint, Inc. 2.25% 2019	12,500	12,344
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,627
Zimmer Holdings, Inc. 2.70% 2020	13,770	13,722
Zimmer Holdings, Inc. 3.15% 2022	24,360	24,143
Zimmer Holdings, Inc. 3.55% 2025	13,770	13,446
		1,884,107
Energy 1.91%
Alpha Natural Resources, Inc. 7.50% 2020[4,10]	35,950	539
Alpha Natural Resources, Inc. 7.50% 2020[4,10]	24,559	368
American Energy - Woodford LLC 12.00% 2020[4,6]	11,838	1,756
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	25,050	5,386
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	23,825	735
American Energy (Permian Basin), 6.804% 2019[4,7]	10,000	2,825
American Energy (Permian Basin) 7.125% 2020[4]	24,550	6,997
American Energy (Permian Basin) 7.375% 2021[4]	15,350	4,375
Anadarko Petroleum Corp. 5.95% 2016	10,500	10,659
Anadarko Petroleum Corp. 6.375% 2017	13,500	13,641
The Income Fund of America — Page 14 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Anadarko Petroleum Corp. 8.70% 2019	$32,255	$34,266
Anadarko Petroleum Corp. 6.45% 2036	1,095	879
Anadarko Petroleum Corp. 6.20% 2040	500	380
APT Pipelines Ltd. 4.20% 2025[4]	15,140	14,605
Baytex Energy Corp. 5.125% 2021[4]	10,050	6,080
Baytex Energy Corp. 5.625% 2024[4]	3,450	2,018
BG Energy Capital PLC 2.875% 2016[4]	7,395	7,461
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	9,810	7,382
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,350
Boardwalk Pipelines, LP 4.95% 2024	6,705	5,689
Bonanza Creek Energy, Inc. 6.75% 2021	6,200	2,464
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,289
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,140
Canadian Natural Resources Ltd. 6.50% 2037	1,000	748
Cenovus Energy Inc. 3.00% 2022	5,970	4,968
Cenovus Energy Inc. 3.80% 2023	19,005	15,926
Chesapeake Energy Corp. 4.875% 2022	14,675	3,962
Chevron Corp. 1.961% 2020	6,310	6,221
Chevron Corp. 2.411% 2022	3,790	3,690
Concho Resources Inc. 5.50% 2023	7,000	6,387
CONSOL Energy Inc. 5.875% 2022	38,375	25,040
DCP Midstream Operating LP 4.95% 2022	7,850	5,905
Denbury Resources Inc. 4.625% 2023	41,475	13,894
Devon Energy Corp. 2.25% 2018	3,600	3,111
Devon Energy Corp. 5.00% 2045	12,815	8,519
Diamond Offshore Drilling, Inc. 4.875% 2043	38,270	22,167
Ecopetrol SA 5.375% 2026	10,935	8,775
Ecopetrol SA 5.875% 2045	2,115	1,475
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	4,731
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	23,359
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,640
Enbridge Energy Partners, LP 4.375% 2020	16,770	15,892
Enbridge Energy Partners, LP 5.875% 2025	23,370	21,958
Enbridge Energy Partners, LP 5.50% 2040	1,200	909
Enbridge Energy Partners, LP 7.375% 2045	36,315	34,245
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,348
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	5,822
Enbridge Inc. 5.60% 2017	20,067	20,671
Enbridge Inc. 4.00% 2023	27,650	25,005
Enbridge Inc. 3.50% 2024	3,015	2,564
Energy Transfer Partners, LP 4.15% 2020	5,000	4,431
Energy Transfer Partners, LP 7.50% 2020	2,275	2,013
Energy Transfer Partners, LP 5.875% 2024	13,500	10,564
Energy Transfer Partners, LP 4.75% 2026	11,850	10,038
Energy Transfer Partners, LP 5.50% 2027	12,175	8,675
Energy Transfer Partners, LP 6.125% 2045	7,325	5,798
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,294
EnLink Midstream Partners, LP 4.40% 2024	7,310	5,225
EnLink Midstream Partners, LP 4.15% 2025	11,760	8,065
EnLink Midstream Partners, LP 5.05% 2045	9,810	5,749
Ensco PLC 5.20% 2025	11,300	6,849
Ensco PLC 5.75% 2044	13,045	7,454
Enterprise Products Operating LLC 5.20% 2020	5,500	5,783
Enterprise Products Operating LLC 3.70% 2026	615	554
The Income Fund of America — Page 15 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enterprise Products Operating LLC 4.85% 2044	$2,805	$2,317
Enterprise Products Operating LLC 4.90% 2046	1,040	868
EOG Resources, Inc. 4.15% 2026	8,040	7,973
EP Energy Corp. 9.375% 2020	16,275	6,998
EP Energy Corp. 6.375% 2023	13,850	4,917
Exxon Mobil Corp. 1.305% 2018	3,860	3,855
Exxon Mobil Corp. 1.819% 2019	1,280	1,286
Exxon Mobil Corp. 1.912% 2020	2,310	2,305
Exxon Mobil Corp. 2.397% 2022	4,535	4,513
Exxon Mobil Corp. 2.709% 2025	15,440	15,295
Exxon Mobil Corp. 3.567% 2045	1,410	1,280
Genesis Energy, LP 6.75% 2022	13,050	10,766
Halliburton Co. 3.375% 2022	20,155	19,818
Halliburton Co. 3.80% 2025	10,395	9,743
Halliburton Co. 4.85% 2035	1,115	1,029
Halliburton Co. 5.00% 2045	1,860	1,663
Jupiter Resources Inc. 8.50% 2022[4]	31,425	11,313
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	9,767
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,750
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,803
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	10,731
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	6,252
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,005
Kinder Morgan Energy Partners, LP 4.25% 2024	8,265	6,990
Kinder Morgan Energy Partners, LP 6.95% 2038	460	402
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	14,466
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	7,283
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	5,620
Kinder Morgan, Inc. 3.05% 2019	8,070	7,477
Kinder Morgan, Inc. 4.30% 2025	23,890	20,734
Kinder Morgan, Inc. 5.55% 2045	6,160	4,842
Laredo Petroleum, Inc. 5.625% 2022	2,000	1,430
Matador Resources Co. 6.875% 2023	2,025	1,752
NGL Energy Partners LP 5.125% 2019	8,390	6,167
NGL Energy Partners LP 6.875% 2021	20,105	14,174
NGPL PipeCo LLC 7.119% 2017[4]	57,420	54,262
NGPL PipeCo LLC 9.625% 2019[4]	53,655	50,704
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	1,833	1,737
Noble Corp PLC 4.00% 2018	7,555	6,028
Noble Corp PLC 5.95% 2025	23,605	11,903
Noble Corp PLC 6.95% 2045	25,605	11,349
Oasis Petroleum Inc. 6.875% 2022	3,650	2,135
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,8]	1,460	540
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,8]	4,343	977
PDC Energy Inc. 7.75% 2022	46,625	44,527
Peabody Energy Corp. 6.00% 2018	123,645	11,128
Peabody Energy Corp. 6.50% 2020	4,500	281
Peabody Energy Corp. 6.25% 2021	32,150	1,849
Petrobras Global Finance Co. 6.85% 2115	2,775	1,769
Petrobras International Finance Co. 5.75% 2020	6,535	5,153
Petrobras International Finance Co. 5.375% 2021	28,655	21,599
Petróleos Mexicanos 3.50% 2018	14,280	14,023
Petróleos Mexicanos 5.50% 2019[4]	13,925	14,143
Petróleos Mexicanos 6.375% 2021[4]	5,935	6,027
The Income Fund of America — Page 16 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 3.50% 2023	$11,000	$9,405
Petróleos Mexicanos 4.50% 2026[4]	8,775	7,568
Petróleos Mexicanos 6.875% 2026[4]	13,550	13,804
Petróleos Mexicanos 5.625% 2046[4]	7,290	5,641
Phillips 66 Partners LP 3.605% 2025	1,640	1,416
Phillips 66 Partners LP 4.68% 2045	245	180
Pioneer Natural Resources Co. 3.45% 2021	7,015	6,583
Pioneer Natural Resources Co. 4.45% 2026	3,160	2,889
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	11,058	7,188
Range Resources Corp. 4.875% 2025[4]	25,375	20,649
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	16,370	17,148
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	10,325	10,467
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,540
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	1,000	1,135
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	14,261
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	29
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	9,162
Rice Energy Inc. 6.25% 2022	31,350	23,904
Rice Energy Inc. 7.25% 2023	1,350	1,043
Sabine Pass Liquefaction, LLC 5.625% 2021	41,375	38,065
Sabine Pass Liquefaction, LLC 6.25% 2022	15,000	13,894
Sabine Pass Liquefaction, LLC 5.625% 2023	5,500	4,854
Sabine Pass Liquefaction, LLC 5.75% 2024	14,975	13,215
Sabine Pass Liquefaction, LLC 5.625% 2025	29,730	25,679
Samson Investment Co. 9.75% 2020	9,820	15
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9,10]	1,450	33
Schlumberger BV 3.00% 2020[4]	9,390	9,200
Schlumberger BV 3.625% 2022[4]	18,780	18,405
Schlumberger BV 4.00% 2025[4]	13,375	13,055
Seven Generations Energy Ltd. 6.75% 2023[4]	17,066	14,250
Shell International Finance BV 2.125% 2020	8,145	7,985
Shell International Finance BV 2.25% 2020	6,530	6,405
Shell International Finance BV 3.25% 2025	7,040	6,748
SM Energy Co. 5.625% 2025	21,975	11,866
Southwestern Energy Co. 4.10% 2022	6,690	4,282
Southwestern Energy Co. 4.95% 2025	34,595	21,673
Spectra Energy Partners, LP 4.75% 2024	3,250	3,154
Statoil ASA 3.125% 2017	10,000	10,207
Statoil ASA 2.75% 2021	3,085	3,047
Statoil ASA 3.25% 2024	850	821
Statoil ASA 4.25% 2041	3,000	2,744
StatoilHydro ASA 1.80% 2016	10,000	10,045
Targa Resources Corp. 4.125% 2019	10,205	8,623
Targa Resources Partners LP 6.75% 2024[4]	4,500	3,724
TC PipeLines, LP 4.375% 2025	11,815	10,157
Teekay Corp. 8.50% 2020[4]	36,000	22,860
Teekay Corp. 8.50% 2020	32,741	20,791
Tesoro Logistics LP 5.50% 2019[4]	9,410	8,787
Tesoro Logistics LP 6.25% 2022[4]	7,900	7,189
TransCanada PipeLines Ltd. 7.625% 2039	10,750	12,835
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	61,150	40,970
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,820	2,402
Transocean Inc. 5.80% 2016	18,395	17,912
Transocean Inc. 7.125% 2021	20,000	11,800
The Income Fund of America — Page 17 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transportadora de Gas Peru SA 4.25% 2028[4,8]	$1,700	$1,581
Weatherford International PLC 4.50% 2022	27,140	17,980
Weatherford International PLC 7.00% 2038	39,545	24,617
Weatherford International PLC 6.75% 2040	62,595	38,809
Weatherford International PLC 5.95% 2042	5,000	2,800
Western Gas Partners LP 2.60% 2018	1,150	1,053
Western Gas Partners LP 3.95% 2025	3,045	2,270
Williams Companies, Inc. 3.70% 2023	19,705	12,889
Williams Partners LP 5.25% 2020	1,960	1,634
Williams Partners LP 4.00% 2021	2,900	2,192
Williams Partners LP 4.50% 2023	6,000	4,450
Williams Partners LP 4.30% 2024	7,670	5,723
Williams Partners LP 3.90% 2025	14,300	10,205
Williams Partners LP 4.00% 2025	14,725	10,423
Williams Partners LP 5.40% 2044	760	500
Williams Partners LP 4.90% 2045	3,260	2,048
Williams Partners LP 5.10% 2045	6,965	4,530
Woodside Finance Ltd. 4.60% 2021[4]	18,935	19,168
WPX Energy Inc. 7.50% 2020	10,450	6,616
		1,750,618
Telecommunication services 1.63%
Altice Financing SA 6.625% 2023[4]	36,550	36,093
Altice Finco SA 6.50% 2022[4]	12,500	12,500
Altice Finco SA 7.625% 2025[4]	1,475	1,364
Altice Finco SA, First Lien, 7.75% 2022[4]	12,550	11,766
AT&T Inc. 2.40% 2016	9,000	9,062
AT&T Inc. 2.80% 2021	10,910	10,891
AT&T Inc. 3.40% 2025	12,810	12,290
AT&T Inc. 4.125% 2026	17,100	17,089
AT&T Inc. 8.25% 2031	3,804	5,260
AT&T Inc. 4.50% 2035	12,650	11,458
AT&T Inc. 4.30% 2042	3,235	2,683
AT&T Inc. 4.35% 2045	1,195	993
AT&T Inc. 4.75% 2046	7,674	6,812
AT&T Inc. 5.65% 2047	1,010	1,011
CenturyLink, Inc. Series V, 5.625% 2020	1,750	1,713
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	6,125	6,685
Deutsche Telekom International Finance BV 9.25% 2032	8,420	12,465
France Télécom 2.75% 2016	9,000	9,087
France Télécom 4.125% 2021	15,000	16,001
Frontier Communications Corp. 8.125% 2018	16,547	16,961
Frontier Communications Corp. 8.875% 2020[4]	6,450	6,490
Frontier Communications Corp. 9.25% 2021	22,395	21,695
Frontier Communications Corp. 8.75% 2022	1,000	905
Frontier Communications Corp. 10.50% 2022[4]	35,750	35,080
Frontier Communications Corp. 7.125% 2023	6,225	5,213
Frontier Communications Corp. 7.625% 2024	20,000	16,950
Frontier Communications Corp. 11.00% 2025[4]	105,226	101,806
Intelsat Jackson Holding Co. 7.25% 2019	15,275	13,938
Intelsat Jackson Holding Co. 7.25% 2020	23,004	19,898
Intelsat Jackson Holding Co. 6.625% 2022	50,425	32,902
Intelsat Luxembourg Holding Co. 6.75% 2018	2,500	1,844
LightSquared, Term Loan, 9.75% 2020[7,8,9]	124,106	113,557
The Income Fund of America — Page 18 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MetroPCS Wireless, Inc. 6.25% 2021	$52,775	$54,094
MetroPCS Wireless, Inc. 6.625% 2023	46,600	47,882
Numericable Group SA 4.875% 2019[4]	69,225	69,138
Numericable Group SA 6.00% 2022[4]	12,850	12,722
Orange SA 5.50% 2044	3,000	3,252
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,004
SoftBank Corp. 4.50% 2020[4]	50,050	49,956
Sprint Capital Corp. 6.90% 2019	5,025	4,045
Sprint Nextel Corp. 9.00% 2018[4]	5,000	5,119
Sprint Nextel Corp. 7.00% 2020	53,605	39,668
Sprint Nextel Corp. 7.25% 2021	36,155	26,212
Sprint Nextel Corp. 11.50% 2021	21,305	18,003
Sprint Nextel Corp. 7.875% 2023	63,400	45,648
Sprint Nextel Corp. 7.125% 2024	14,000	9,520
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,010
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,650
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,626
T-Mobile US, Inc. 6.542% 2020	36,700	37,985
T-Mobile US, Inc. 6.731% 2022	3,695	3,815
T-Mobile US, Inc. 6.375% 2025	6,650	6,692
T-Mobile US, Inc. 6.50% 2026	69,950	69,950
Trilogy International Partners, LLC 10.25% 2016[4]	47,050	45,378
Verizon Communications Inc. 3.00% 2021	2,516	2,535
Verizon Communications Inc. 5.15% 2023	1,484	1,645
Verizon Communications Inc. 4.272% 2036	78,675	70,538
Verizon Communications Inc. 6.00% 2041	28,000	29,874
Verizon Communications Inc. 6.55% 2043	4,402	5,119
Verizon Communications Inc. 4.522% 2048	104,510	91,476
Wind Acquisition SA 4.75% 2020[4]	78,510	77,529
Wind Acquisition SA 7.375% 2021[4]	67,200	64,218
		1,495,765
Industrials 1.29%
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,003
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,008
ABC Supply Co., Inc. 5.625% 2021[4]	325	333
ADS Waste Escrow 8.25% 2020	4,675	4,348
ADT Corp. 4.125% 2019	18,500	19,284
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	7,855	8,312
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	1,400	1,432
ARAMARK Corp. 5.125% 2024[4]	4,525	4,683
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	59,144
Atlas Copco AB 5.60% 2017[4]	5,500	5,751
Boeing Company 1.65% 2020	2,535	2,519
Boeing Company 2.20% 2022	2,145	2,137
Builders Firstsource 7.625% 2021[4]	16,945	17,750
Builders Firstsource 10.75% 2023[4]	4,775	4,494
Canadian National Railway Co. 1.45% 2016	5,010	5,030
CEVA Group PLC 7.00% 2021[4]	2,250	1,868
CEVA Group PLC 9.00% 2021[4]	1,050	757
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[7,8,9]	4,870	4,067
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	6,960	5,811
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	5,046	4,213
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	870	726
The Income Fund of America — Page 19 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	$342	$345
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	435	445
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	15	16
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	2,309	2,356
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	516	528
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	65	69
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	9,968	10,622
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	107	108
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	355	389
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	1,881	1,952
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	8,313	8,567
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	1,746	1,905
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	3,244	3,600
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	36	37
Corporate Risk Holdings LLC 9.50% 2019[4]	45,000	38,250
Corporate Risk Holdings LLC 13.50% 2020[1,4,6]	13,313	12,354
DAE Aviation Holdings, Inc. 10.00% 2023[4]	40,090	39,088
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	4,413	5,008
ERAC USA Finance Co. 5.25% 2020[4]	5,000	5,549
Euramax International, Inc. 12.00% 2020[4]	23,100	20,905
European Aeronautic Defence and Space Company 2.70% 2023[4]	3,000	2,914
Gardner Denver, Inc. 6.875% 2021[4]	9,425	6,975
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	30,804	27,820
Gates Global LLC 6.00% 2022[4]	24,825	18,433
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	6	5
General Electric Capital Corp. 0.964% 2016[4]	5,146	5,149
General Electric Capital Corp. 2.95% 2016	4,650	4,678
General Electric Capital Corp. 2.342% 2020[4]	13,195	13,255
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,942
General Electric Co. 2.70% 2022	7,750	7,898
General Electric Co. 4.125% 2042	11,000	10,867
General Electric Co. 5.00% (undated)	197,849	203,537
Hardwoods Acquisition Inc 7.50% 2021[4]	14,040	10,600
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.102% 2016[1,7,8,9,10]	523	—
HD Supply, Inc. 7.50% 2020	6,650	6,949
HD Supply, Inc. 11.50% 2020	14,664	16,240
HD Supply, Inc. 5.25% 2021[4]	23,250	24,006
HDTFS Inc. 5.875% 2020	9,825	9,702
KLX Inc. 5.875% 2022[4]	28,250	26,552
LMI Aerospace Inc. 7.375% 2019	15,600	14,820
Lockheed Martin Corp. 1.85% 2018	2,535	2,557
Lockheed Martin Corp. 2.50% 2020	6,250	6,307
Lockheed Martin Corp. 3.10% 2023	695	708
Lockheed Martin Corp. 3.55% 2026	3,480	3,575
Lockheed Martin Corp. 4.50% 2036	7,670	7,982
Lockheed Martin Corp. 4.70% 2046	3,060	3,252
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	29,500	23,563
Navios Maritime Holdings Inc. 7.375% 2022[4]	25,840	9,399
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	3,206
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	19,250	19,599
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	25,750	26,555
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	16,950	17,162
Nortek Inc. 8.50% 2021	35,772	37,113
Ply Gem Industries, Inc. 6.50% 2022	24,250	21,613
The Income Fund of America — Page 20 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$11,075	$9,663
PrimeSource Building Products Inc 9.00% 2023[4]	1,645	1,538
R.R. Donnelley & Sons Co. 7.25% 2018[2]	9,234	9,673
R.R. Donnelley & Sons Co. 7.625% 2020[2]	8,750	8,838
R.R. Donnelley & Sons Co. 7.875% 2021[2]	14,445	14,274
R.R. Donnelley & Sons Co. 7.00% 2022[2]	17,500	16,472
R.R. Donnelley & Sons Co. 6.50% 2023[2]	17,880	15,801
Siemens AG 4.40% 2045[4]	2,000	2,082
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	51,640	35,632
TRAC Intermodal 11.00% 2019	8,475	9,111
TransDigm Inc. 5.50% 2020	27,125	26,786
TransDigm Inc. 6.00% 2022	5,000	4,925
TransDigm Inc. 6.50% 2024	39,000	38,317
TransDigm Inc. 6.50% 2025[4]	16,650	16,130
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,8,10]	2,421	—
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	5,809	6,158
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	3,539	3,733
United Rentals, Inc. 5.50% 2025	5,350	4,788
Virgin Australia Holdings Ltd. 8.50% 2019[4]	41,650	40,765
Watco Companies 6.375% 2023[4]	10,670	10,297
		1,177,679
Utilities 0.83%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	2,000	2,117
AES Corp. 8.00% 2020	12,800	14,016
AES Corp. 7.375% 2021	26,500	27,427
AES Corp. 4.875% 2023	2,000	1,780
AES Corp. 5.50% 2024	7,500	6,778
AES Corp. 5.50% 2025	16,900	15,252
Ameren Corp. 3.65% 2026	2,215	2,285
American Electric Power Co. 2.95% 2022	12,065	12,102
Berkshire Hathaway Energy Co. 2.40% 2020	11,410	11,492
Calpine Corp. 6.00% 2022[4]	2,075	2,166
Calpine Corp. 5.375% 2023	23,810	21,786
Calpine Corp. 7.875% 2023[4]	4,637	4,973
Calpine Corp. 5.50% 2024	3,270	2,902
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	13,895
CMS Energy Corp. 8.75% 2019	12,279	14,804
CMS Energy Corp. 6.25% 2020	27,800	31,618
CMS Energy Corp. 5.05% 2022	1,322	1,470
CMS Energy Corp. 3.875% 2024	10,000	10,432
CMS Energy Corp. 3.60% 2025	1,929	1,959
CMS Energy Corp. 4.70% 2043	2,701	2,739
CMS Energy Corp. 4.875% 2044	1,870	1,951
Colbun SA 6.00% 2020[4]	2,000	2,144
Colbun SA 4.50% 2024[4]	1,500	1,460
Comision Federal de Electricidad 4.875% 2024[4]	2,000	2,000
Commonwealth Edison Company 4.35% 2045	1,155	1,198
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,560
Consumers Energy Co. 5.65% 2020	366	419
Consumers Energy Co. 3.375% 2023	360	374
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,520	2,564
Dominion Gas Holdings LLC 2.50% 2019	4,865	4,919
Duke Energy Corp. 3.75% 2024	13,505	13,781
The Income Fund of America — Page 21 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Indiana, Inc. 4.90% 2043	$14,785	$16,353
Duke Energy Progress Inc. 4.15% 2044	3,935	3,961
Dynegy Finance Inc. 6.75% 2019	16,275	15,807
Dynegy Finance Inc. 7.375% 2022	25,960	23,104
Dynegy Finance Inc. 7.625% 2024	33,715	29,838
E.ON International Finance BV 5.80% 2018[4]	15,000	16,203
EDP Finance BV 4.125% 2020[4]	6,000	6,043
EDP Finance BV 5.25% 2021[4]	22,500	23,156
Electricité de France SA 1.15% 2017[4]	2,000	1,995
Electricité de France SA 3.625% 2025[4]	8,740	8,731
Electricité de France SA 4.75% 2035[4]	1,500	1,520
Electricité de France SA 6.95% 2039[4]	8,000	10,080
Electricité de France SA 4.875% 2044[4]	3,850	3,803
Electricité de France SA 5.25% (undated)[4]	29,005	26,104
Empresa Nacional de Electricidad SA 4.25% 2024	900	896
Enel Finance International SA 6.00% 2039[4]	3,000	3,401
Enel Società per Azioni 8.75% 2073[4]	12,000	13,260
Entergy Corp. 4.70% 2017	8,000	8,175
Eskom Holdings Ltd. 5.75% 2021[4]	6,820	5,962
Eskom Holdings SOC Ltd. 6.75% 2023[4]	5,000	4,244
Eversource Energy 2.80% 2023	2,331	2,266
Exelon Corp. 2.85% 2020	215	215
FirstEnergy Corp., Series B, 4.25% 2023	31,465	32,249
Iberdrola Finance Ireland 5.00% 2019[4]	1,060	1,157
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,494
MidAmerican Energy Co. 5.95% 2017	10,625	11,283
MidAmerican Energy Co. 2.40% 2019	9,000	9,184
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,833
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	1,415	1,420
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,113	1,137
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,867	5,571
Niagara Mohawk Power Corp. 3.508% 2024[4]	4,150	4,283
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,053
Northeast Utilities 3.15% 2025	5,000	4,911
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	4	5
Northern States Power Co. 4.125% 2044	11,000	11,246
NRG Energy, Inc. 6.25% 2022	7,215	5,988
NV Energy, Inc 6.25% 2020	20,000	23,116
Ohio Power Co., Series G, 6.60% 2033	2,090	2,614
Ohio Power Co., Series H, 6.60% 2033	353	429
Pacific Gas and Electric Co. 3.25% 2023	2,695	2,748
Pacific Gas and Electric Co. 3.85% 2023	13,350	14,129
Pacific Gas and Electric Co. 3.40% 2024	8,278	8,508
Pacific Gas and Electric Co. 3.75% 2024	567	596
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,911
Pacific Gas and Electric Co. 4.25% 2046	5,000	4,994
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,003
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,041	1,054
PacifiCorp., First Mortgage Bonds, 7.70% 2031	2,905	4,124
PG&E Corp. 2.40% 2019	2,500	2,515
Progress Energy, Inc. 7.05% 2019	250	286
Progress Energy, Inc. 7.00% 2031	3,972	5,040
Progress Energy, Inc. 7.75% 2031	2,653	3,526
Public Service Co. of Colorado 5.125% 2019	1,486	1,649
The Income Fund of America — Page 22 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 2.90% 2025	$5,556	$5,623
Puget Energy Inc. 3.65% 2025	4,493	4,484
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,317	7,363
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,945	4,515
Puget Sound Energy, Inc., First Lien, 5.625% 2022	6,581	7,397
Southern California Edison Co. 1.845% 2022[8]	7,730	7,746
Tampa Electric Co. 2.60% 2022	2,925	2,901
Tampa Electric Co. 4.35% 2044	8,330	8,555
Teco Finance, Inc. 4.00% 2016	3,031	3,042
Teco Finance, Inc. 5.15% 2020	6,536	7,086
TXU, Term Loan, 3.737% 2014[7,8,9,10]	3,000	886
TXU, Term Loan, 4.65% 2017[7,8,9,10]	26,205	7,940
Veolia Environnement 6.75% 2038	500	627
Virginia Electric and Power Co. 3.45% 2024	560	584
Virginia Electric and Power Co. 3.10% 2025	2,625	2,657
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,834
Xcel Energy Inc. 4.70% 2020	7,452	8,082
Xcel Energy Inc. 3.30% 2025	5,010	5,051
Xcel Energy Inc. 6.50% 2036	7,643	9,634
Xcel Energy Inc. 4.80% 2041	949	996
		764,539
Materials 0.83%
ArcelorMittal 5.50% 2017	6,180	6,072
ArcelorMittal 6.50% 2021	19,077	15,595
ArcelorMittal 7.25% 2022	25,110	20,527
ArcelorMittal 6.125% 2025	16,675	12,173
ArcelorMittal 7.75% 2041	61,355	43,562
Ball Corp. 4.375% 2020	15,225	15,786
BHP Billiton Finance Ltd. 6.75% 2075[4]	13,165	12,408
Chemours Co. 6.625% 2023[4]	35,285	21,788
Chemours Co. 7.00% 2025[4]	24,165	14,801
Cliffs Natural Resources Inc. 8.25% 2020[2,4]	10,300	7,468
Cliffs Natural Resources Inc. 4.875% 2021[2]	4,945	754
CRH America, Inc. 3.875% 2025[4]	2,000	2,032
CRH America, Inc. 5.125% 2045[4]	2,000	2,034
Dow Chemical Co. 5.25% 2041	4,000	3,852
Eastman Chemical Co. 2.70% 2020	12,000	11,693
Ecolab Inc. 3.00% 2016	7,455	7,562
First Quantum Minerals Ltd. 6.75% 2020[4]	77,788	35,880
First Quantum Minerals Ltd. 7.00% 2021[4]	78,287	35,816
First Quantum Minerals Ltd. 7.25% 2022[4]	14,125	6,427
FMG Resources 9.75% 2022[4]	93,675	81,731
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	20,390	8,819
Georgia Gulf Corp. 4.625% 2021	24,475	23,802
Georgia-Pacific Corp. 2.539% 2019[4]	12,000	12,009
Glencore Xstrata LLC 4.625% 2024[4]	7,000	4,779
Graphic Packaging International, Inc. 4.75% 2021	4,510	4,578
Holcim Ltd. 6.00% 2019[4]	1,607	1,795
Holcim Ltd. 5.15% 2023[4]	12,595	13,665
Huntsman International LLC 4.875% 2020	12,750	11,379
International Paper Co. 7.30% 2039	5,615	6,508
JMC Steel Group Inc. 8.25% 2018[4]	70,998	53,248
LSB Industries, Inc. 7.75% 2019	9,800	8,109
The Income Fund of America — Page 23 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Monsanto Co. 4.40% 2044	$13,090	$10,630
Owens-Illinois, Inc. 5.00% 2022[4]	3,360	3,238
Owens-Illinois, Inc. 5.875% 2023[4]	12,780	12,564
Owens-Illinois, Inc. 5.375% 2025[4]	2,515	2,355
Owens-Illinois, Inc. 6.375% 2025[4]	10,210	10,076
Paperworks Industries Inc. 9.50% 2019[4]	2,458	2,274
Platform Specialty Products Corp. 10.375% 2021[4]	18,426	17,274
Platform Specialty Products Corp. 6.50% 2022[4]	1,010	798
Praxair, Inc. 2.25% 2020	7,130	7,176
Rayonier Advanced Materials Inc. 5.50% 2024[4]	24,907	18,898
Reynolds Group Inc. 5.75% 2020	87,105	87,432
Reynolds Group Inc. 6.875% 2021	5,000	5,188
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,333
Ryerson Inc. 9.00% 2017	27,771	21,106
Ryerson Inc. 11.25% 2018	20,433	13,690
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,680
Summit Materials, Inc. 6.125% 2023	9,325	9,045
Tembec Industries Inc. 9.00% 2019[4]	7,520	4,794
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	5,060	5,326
Walter Energy, Inc. 9.50% 2019[4,10]	35,950	9,706
		759,235
Consumer staples 0.68%
Altria Group, Inc. 9.25% 2019	18,542	22,711
Altria Group, Inc. 2.625% 2020	10,420	10,578
Altria Group, Inc. 4.00% 2024	1,500	1,591
Altria Group, Inc. 9.95% 2038	23,500	38,114
Altria Group, Inc. 4.25% 2042	20,000	18,552
Altria Group, Inc. 4.50% 2043	4,000	3,865
Altria Group, Inc. 5.375% 2044	2,595	2,835
Anheuser-Busch InBev NV 7.75% 2019	25,000	28,966
Anheuser-Busch InBev NV 2.65% 2021	46,765	47,114
Anheuser-Busch InBev NV 3.30% 2023	14,475	14,731
Anheuser-Busch InBev NV 3.65% 2026	45,990	46,605
Anheuser-Busch InBev NV 4.70% 2036	8,730	8,892
Anheuser-Busch InBev NV 4.90% 2046	7,770	8,068
British American Tobacco International Finance PLC 9.50% 2018[4]	8,705	10,448
British American Tobacco International Finance PLC 3.95% 2025[4]	8,000	8,346
Coca-Cola Co. 1.80% 2016	10,000	10,061
Constellation Brands, Inc. 7.25% 2017	15,400	16,285
Constellation Brands, Inc. 3.875% 2019	6,000	6,195
Constellation Brands, Inc. 6.00% 2022	2,825	3,150
Constellation Brands, Inc. 4.25% 2023	6,000	6,157
CVS Caremark Corp. 2.25% 2019	6,015	6,064
CVS Caremark Corp. 3.50% 2022	6,000	6,187
CVS Caremark Corp. 5.125% 2045	6,815	7,373
H.J Heinz Co. 4.875% 2025[4]	11,214	12,010
Imperial Tobacco Finance PLC 3.50% 2023[4]	10,000	9,916
Ingles Markets, Inc. 5.75% 2023	10,750	10,831
Kimberly-Clark Corp. 7.50% 2018	9,000	10,420
Kraft Foods Inc. 5.00% 2042	30,000	30,750
Kroger Co. 2.60% 2021	1,165	1,181
Kroger Co. 3.50% 2026	585	595
Mead Johnson Nutrition Co. 3.00% 2020	1,960	1,985
The Income Fund of America — Page 24 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mead Johnson Nutrition Co. 4.125% 2025	$635	$652
Pernod Ricard SA 2.95% 2017[4]	20,000	20,208
Pernod Ricard SA 4.45% 2022[4]	9,500	10,064
Philip Morris International Inc. 3.60% 2023	7,245	7,731
Philip Morris International Inc. 4.25% 2044	2,000	1,959
Reynolds American Inc. 2.30% 2018	1,990	2,010
Reynolds American Inc. 3.25% 2020	5,510	5,663
Reynolds American Inc. 3.25% 2022	6,150	6,234
Reynolds American Inc. 4.00% 2022	890	943
Reynolds American Inc. 4.45% 2025	22,110	23,506
Reynolds American Inc. 5.70% 2035	3,760	4,136
Reynolds American Inc. 6.15% 2043	1,820	2,081
Reynolds American Inc. 5.85% 2045	20,700	23,204
SABMiller Holdings Inc. 4.95% 2042[4]	7,000	7,105
The JM Smucker Co. 2.50% 2020	1,825	1,836
The JM Smucker Co. 3.00% 2022	2,850	2,886
The JM Smucker Co. 3.50% 2025	3,425	3,468
Tyson Foods, Inc. 6.60% 2016	11,500	11,602
Tyson Foods, Inc. 3.95% 2024	6,000	6,224
Tyson Foods, Inc. 5.15% 2044	5,460	5,734
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,021
Walgreens Boots Alliance, Inc. 3.80% 2024	4,385	4,326
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,047
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,287
WM. Wrigley Jr. Co 2.40% 2018[4]	1,200	1,211
WM. Wrigley Jr. Co 2.90% 2019[4]	1,200	1,223
WM. Wrigley Jr. Co 3.375% 2020[4]	22,500	23,202
		622,139
Information technology 0.51%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	17,585	18,376
Alcatel-Lucent USA Inc. 6.75% 2020[4]	5,467	5,898
Alcatel-Lucent USA Inc. 8.875% 2020[4]	23,185	24,924
Compucom Systems Inc., 7.00% 2021[4]	3,425	1,464
First Data Corp. 6.75% 2020[4]	12,350	13,045
First Data Corp. 5.375% 2023[4]	11,400	11,656
First Data Corp. 7.00% 2023[4]	118,950	120,437
First Data Corp. 5.75% 2024[4]	7,650	7,631
Freescale Semiconductor, Inc. 5.00% 2021[4]	50,300	51,557
Freescale Semiconductor, Inc. 6.00% 2022[4]	18,275	19,189
Harris Corp. 2.70% 2020	1,315	1,308
Harris Corp. 3.832% 2025	740	749
Harris Corp. 4.854% 2035	2,775	2,792
Harris Corp. 5.054% 2045	5,735	5,813
Hewlett-Packard Co. 4.40% 2022[4]	10,000	9,889
Infor Inc. 5.75% 2020[4]	7,275	7,348
Jabil Circuit, Inc. 8.25% 2018	20,925	22,834
Jabil Circuit, Inc. 5.625% 2020	10,650	11,116
KLA-Tencor Corp. 4.65% 2024	5,000	5,075
Microsoft Corp. 2.65% 2022	6,000	6,102
Microsoft Corp. 4.20% 2035	6,000	6,102
NXP BV and NXP Funding LLC 4.125% 2020[4]	21,000	20,947
Oracle Corp. 2.50% 2022	19,000	18,808
Qorvo, Inc. 7.00% 2025[4]	13,775	13,706
The Income Fund of America — Page 25 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Serena Software, Inc., Term Loan B, 7.50% 2020[7,8,9]	$32,032	$29,256
Visa Inc. 3.15% 2025	8,000	8,145
Visa Inc. 4.15% 2035	10,000	10,368
Visa Inc. 4.30% 2045	9,000	9,356
		463,891
Total corporate bonds & notes		13,170,147
U.S. Treasury bonds & notes 5.73% U.S. Treasury 5.10%
U.S. Treasury 1.50% 2016[11]	20,500	20,589
U.S. Treasury 1.75% 2016	85,000	85,371
U.S. Treasury 0.50% 2017	10,000	9,986
U.S. Treasury 0.875% 2017	40,000	40,094
U.S. Treasury 1.00% 2017	10,000	10,041
U.S. Treasury 0.625% 2018	120,000	119,368
U.S. Treasury 0.75% 2018	100,000	99,832
U.S. Treasury 1.25% 2018	86,000	86,703
U.S. Treasury 1.75% 2019	41,000	41,902
U.S. Treasury 3.625% 2019	82,000	89,163
U.S. Treasury 1.25% 2020	180,000	180,304
U.S. Treasury 1.375% 2020	85,000	85,236
U.S. Treasury 1.375% 2020	40,000	40,127
U.S. Treasury 1.375% 2020	31,000	31,179
U.S. Treasury 1.50% 2020	203,300	205,420
U.S. Treasury 1.625% 2020	162,850	165,203
U.S. Treasury 1.625% 2020	88,250	89,570
U.S. Treasury 1.75% 2020	21,210	21,628
U.S. Treasury 1.375% 2021	10,000	10,022
U.S. Treasury 1.75% 2022	166,100	167,288
U.S. Treasury 2.00% 2022	104,000	106,319
U.S. Treasury 6.25% 2023	69,000	91,271
U.S. Treasury 2.25% 2024	61,775	63,646
U.S. Treasury 2.00% 2025	607,188	611,165
U.S. Treasury 2.25% 2025	94,636	97,379
U.S. Treasury 5.50% 2028	52,000	71,459
U.S. Treasury 4.50% 2036	36,186	48,534
U.S. Treasury 4.625% 2040	15,150	20,678
U.S. Treasury 4.375% 2041	20,800	27,518
U.S. Treasury 4.75% 2041	30,900	43,021
U.S. Treasury 2.75% 2042	16,275	16,374
U.S. Treasury 2.75% 2042	10,900	10,988
U.S. Treasury 3.125% 2043	33,675	36,393
U.S. Treasury 3.00% 2044	161,350	169,632
U.S. Treasury 3.125% 2044	131,950	142,249
U.S. Treasury 3.375% 2044	148,415	167,848
U.S. Treasury 2.50% 2045	55,925	53,046
U.S. Treasury 2.875% 2045	954,360	977,770
U.S. Treasury 3.00% 2045	219,791	231,134
U.S. Treasury 3.00% 2045	77,475	81,373
		4,666,823
The Income Fund of America — Page 26 of 35

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.63%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	$21,492	$20,864
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	79,802	80,551
U.S. Treasury Inflation-Protected Security 0.25% 2025[12]	56,919	55,466
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	182,961	180,854
U.S. Treasury Inflation-Protected Security 0.75% 2042[12]	47,895	43,475
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	100,314	105,295
U.S. Treasury Inflation-Protected Security 0.75% 2045[12]	106,161	95,614
		582,119
Total U.S. Treasury bonds & notes		5,248,942
Mortgage-backed obligations 2.09%
Aventura Mall Trust, Series A, 3.867% 2032[4,7,8]	12,250	12,953
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.742% 2049[7,8]	4,253	4,377
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[4,8]	5,575	5,595
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.922% 2025[1,4,7,8]	6,639	6,637
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	8,862	8,968
COMM Mortgage Trust, Series 2014-277P, Class A, 3.611% 2049[4,7,8]	17,000	17,683
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.922% 2025[7,8]	2,402	2,404
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,8]	16,900	17,131
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[8]	5,686	5,157
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.90% 2047[7,8]	3,693	3,051
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[8]	8,000	8,150
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	1,186	1,218
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	11,519	11,964
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[7,8]	10,000	10,315
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[8]	3,400	3,548
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,8]	2,980	2,988
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,8]	1,151	1,155
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[4,7,8]	5,114	5,016
Fannie Mae 5.50% 2018[8]	19	19
Fannie Mae 6.00% 2021[8]	129	140
Fannie Mae 4.50% 2024[8]	1,751	1,893
Fannie Mae 5.50% 2024[8]	171	187
Fannie Mae 4.50% 2025[8]	1,670	1,790
Fannie Mae 4.50% 2025[8]	1,041	1,127
Fannie Mae 4.50% 2025[8]	909	986
Fannie Mae 4.50% 2025[8]	900	964
Fannie Mae 6.00% 2026[8]	2,947	3,333
Fannie Mae 7.00% 2026[8]	510	590
Fannie Mae 2.50% 2027[8]	1,296	1,333
Fannie Mae 2.50% 2027[8]	1,041	1,070
Fannie Mae 2.50% 2027[8]	968	996
Fannie Mae 2.50% 2027[8]	748	769
Fannie Mae 2.50% 2027[8]	533	548
Fannie Mae 2.50% 2027[8]	463	476
Fannie Mae 2.50% 2027[8]	459	472
Fannie Mae 2.50% 2028[8]	34,002	34,975
Fannie Mae 2.50% 2028[8]	11,629	11,964
Fannie Mae 2.50% 2028[8]	1,629	1,674
Fannie Mae 2.50% 2028[8]	1,520	1,562
Fannie Mae 2.50% 2028[8]	1,397	1,433
Fannie Mae 2.50% 2028[8]	1,233	1,267
The Income Fund of America — Page 27 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[8]	$1,226	$1,254
Fannie Mae 2.50% 2028[8]	1,092	1,122
Fannie Mae 2.50% 2028[8]	1,071	1,100
Fannie Mae 2.50% 2028[8]	792	814
Fannie Mae 2.50% 2028[8]	790	812
Fannie Mae 2.50% 2028[8]	782	803
Fannie Mae 2.50% 2028[8]	576	592
Fannie Mae 2.50% 2028[8]	501	514
Fannie Mae 2.50% 2028[8]	490	503
Fannie Mae 2.50% 2028[8]	471	482
Fannie Mae 2.50% 2028[8]	459	472
Fannie Mae 2.50% 2028[8]	434	445
Fannie Mae 2.50% 2028[8]	427	439
Fannie Mae 2.50% 2028[8]	410	422
Fannie Mae 2.50% 2028[8]	402	413
Fannie Mae 2.50% 2028[8]	399	410
Fannie Mae 2.50% 2028[8]	393	403
Fannie Mae 2.50% 2028[8]	277	284
Fannie Mae 2.50% 2028[8]	94	96
Fannie Mae 2.50% 2028[8]	55	57
Fannie Mae 6.00% 2028[8]	3,068	3,495
Fannie Mae 7.00% 2028[8]	1,165	1,353
Fannie Mae 7.00% 2028[8]	254	294
Fannie Mae 5.50% 2033[8]	458	516
Fannie Mae 3.00% 2035[8]	3,632	3,783
Fannie Mae 3.50% 2035[8]	3,342	3,541
Fannie Mae 5.50% 2035[8]	434	489
Fannie Mae 5.50% 2036[8]	2,901	3,271
Fannie Mae 6.00% 2036[8]	1,200	1,362
Fannie Mae 6.00% 2036[8]	852	966
Fannie Mae 6.00% 2036[8]	416	471
Fannie Mae 6.00% 2037[8]	13,097	14,987
Fannie Mae 6.00% 2037[8]	2,216	2,544
Fannie Mae 6.00% 2037[8]	1,846	2,105
Fannie Mae 6.00% 2037[8]	121	138
Fannie Mae 6.50% 2037[8]	817	947
Fannie Mae 6.50% 2037[8]	607	695
Fannie Mae 6.50% 2037[8]	545	612
Fannie Mae 6.50% 2037[8]	115	133
Fannie Mae 7.00% 2037[8]	530	590
Fannie Mae 7.00% 2037[8]	154	171
Fannie Mae 7.50% 2037[8]	282	320
Fannie Mae 7.50% 2037[8]	112	122
Fannie Mae 7.50% 2037[8]	86	93
Fannie Mae 5.50% 2038[8]	641	718
Fannie Mae 6.00% 2038[8]	2,956	3,355
Fannie Mae 6.00% 2038[8]	1,987	2,267
Fannie Mae 6.00% 2038[8]	1,436	1,629
Fannie Mae 4.50% 2039[8]	22,924	25,239
Fannie Mae 6.00% 2039[8]	1,790	2,026
Fannie Mae 6.50% 2039[8]	584	668
Fannie Mae 4.00% 2040[8]	11,508	12,380
Fannie Mae 4.00% 2040[8]	6,932	7,428
Fannie Mae 4.00% 2040[8]	449	485
Fannie Mae 4.50% 2040[8]	80	87
The Income Fund of America — Page 28 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2040[8]	$54	$59
Fannie Mae 5.00% 2040[8]	7,910	8,777
Fannie Mae 4.00% 2041[8]	9,930	10,714
Fannie Mae 4.00% 2041[8]	7,452	8,040
Fannie Mae 4.00% 2041[8]	748	808
Fannie Mae 4.00% 2041[8]	457	494
Fannie Mae 4.00% 2041[8]	359	388
Fannie Mae 4.00% 2041[8]	237	257
Fannie Mae 4.50% 2041[8]	234	255
Fannie Mae 5.00% 2041[8]	465	518
Fannie Mae 5.00% 2041[8]	428	476
Fannie Mae 5.00% 2041[8]	370	413
Fannie Mae 5.00% 2041[8]	302	338
Fannie Mae 3.50% 2042[8]	17,857	18,730
Fannie Mae 4.00% 2042[8]	8,692	9,380
Fannie Mae 4.00% 2042[8]	3,640	3,935
Fannie Mae 4.00% 2042[8]	1,221	1,320
Fannie Mae 4.00% 2043[8]	9,574	10,387
Fannie Mae 4.00% 2043[8]	8,971	9,733
Fannie Mae 4.00% 2043[8]	3,522	3,825
Fannie Mae 4.00% 2043[8]	3,470	3,756
Fannie Mae 4.00% 2043[8]	3,274	3,546
Fannie Mae 4.00% 2043[8]	3,157	3,419
Fannie Mae 4.00% 2043[8]	2,798	3,038
Fannie Mae 4.00% 2043[8]	2,391	2,584
Fannie Mae 4.00% 2045[8]	57,068	61,575
Fannie Mae 4.00% 2045[8]	9,306	10,041
Fannie Mae 3.00% 2046[8,13]	2,655	2,709
Fannie Mae 4.00% 2046[8,13]	7,700	8,223
Fannie Mae 4.50% 2046[8,13]	137,070	148,743
Fannie Mae 6.50% 2047[8]	470	532
Fannie Mae 6.50% 2047[8]	333	377
Fannie Mae 6.50% 2047[8]	291	330
Fannie Mae 6.50% 2047[8]	184	209
Fannie Mae 6.50% 2047[8]	123	140
Fannie Mae 6.50% 2047[8]	79	89
Fannie Mae 7.00% 2047[8]	522	599
Fannie Mae 7.00% 2047[8]	289	332
Fannie Mae 7.00% 2047[8]	193	221
Fannie Mae 7.00% 2047[8]	101	116
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	4,285	4,301
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	12,231	12,495
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	7,000	7,221
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	8,367	8,875
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	10,100	10,845
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	7,990	8,288
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[7,8]	10,000	10,654
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[7,8]	74	83
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[7,8]	1	2
Fannie Mae, Series 2001-20, Class E, 9.571% 2031[7,8]	78	86
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	4,629	5,187
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[8]	2,631	2,929
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	389	450
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	353	423
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	235	276
The Income Fund of America — Page 29 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W1, Class 2A, 6.335% 2042[7,8]	$626	$735
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[8]	7	8
Freddie Mac 5.00% 2023[8]	2,046	2,219
Freddie Mac 5.00% 2023[8]	2,049	2,219
Freddie Mac 5.00% 2023[8]	1,898	2,054
Freddie Mac 5.00% 2023[8]	674	737
Freddie Mac 6.00% 2026[8]	436	495
Freddie Mac 6.00% 2027[8]	736	833
Freddie Mac 3.50% 2034[8]	33,874	35,883
Freddie Mac 3.00% 2035[8]	14,818	15,431
Freddie Mac 3.50% 2035[8]	33,674	35,673
Freddie Mac 3.50% 2035[8]	30,633	32,454
Freddie Mac 3.50% 2035[8]	3,976	4,212
Freddie Mac 4.50% 2035[8]	13,702	14,931
Freddie Mac 5.50% 2037[8]	564	626
Freddie Mac 5.50% 2038[8]	1,653	1,847
Freddie Mac 6.50% 2038[8]	1,818	2,072
Freddie Mac 4.50% 2039[8]	1,226	1,333
Freddie Mac 5.00% 2039[8]	3,217	3,593
Freddie Mac 5.00% 2039[8]	2,053	2,283
Freddie Mac 5.00% 2039[8]	1,259	1,384
Freddie Mac 5.50% 2039[8]	808	902
Freddie Mac 4.50% 2040[8]	29,567	32,215
Freddie Mac 4.00% 2041[8]	2,031	2,171
Freddie Mac 4.50% 2041[8]	2,872	3,125
Freddie Mac 4.50% 2041[8]	2,004	2,180
Freddie Mac 4.50% 2041[8]	1,902	2,066
Freddie Mac 5.00% 2041[8]	191	212
Freddie Mac 4.50% 2042[8]	4,664	5,078
Freddie Mac 4.50% 2042[8]	2,836	3,085
Freddie Mac 4.00% 2043[8]	6,452	6,958
Freddie Mac 4.00% 2043[8]	6,197	6,695
Freddie Mac 4.00% 2043[8]	4,970	5,380
Freddie Mac 4.00% 2043[8]	3,709	4,007
Freddie Mac 4.00% 2043[8]	3,071	3,331
Freddie Mac 4.00% 2043[8]	2,958	3,191
Freddie Mac 4.00% 2045[8]	35,486	38,290
Freddie Mac 3.50% 2046[8,13]	30,000	31,345
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	11,682	12,146
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	8,000	8,054
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	8,280	8,425
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	7,000	7,212
Freddie Mac, Series 2289, Class NB, 9.00% 2022[7,8]	8	8
Freddie Mac, Series 2013-DN2, Class M-1, 1.872% 2023[7,8]	2,161	2,158
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[8]	11,872	12,365
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	9,800	10,343
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[7,8]	3,000	3,212
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	9,465	10,195
Freddie Mac, Series 2013-DN1, Class M-1, 3.822% 2023[7,8]	2,704	2,761
Freddie Mac, Series 2014-HQ2, Class M-1, 1.872% 2024[7,8]	4,244	4,255
Freddie Mac, Series 2014-HQ3, Class M-1, 2.072% 2024[7,8]	1,672	1,676
Freddie Mac, Series 2014-HQ2, Class M-2, 2.622% 2024[7,8]	5,815	5,744
Freddie Mac, Series 2014-DN4, Class M-2, 2.822% 2024[7,8]	5,911	5,962
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	26,000	26,916
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[8]	1,300	1,362
The Income Fund of America — Page 30 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[8]	$8,945	$9,433
Freddie Mac, Series 2015-DN1, Class M-1, 1.672% 2025[7,8]	882	883
Freddie Mac, Series 2015-HQ2, Class M-2, 2.372% 2025[7,8]	3,600	3,475
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	5,095	5,853
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	4,194	4,704
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,237	2,509
Government National Mortgage Assn. 10.00% 2021[8]	183	202
Government National Mortgage Assn. 10.00% 2025[8]	155	169
Government National Mortgage Assn. 4.50% 2041[8]	1,443	1,561
Government National Mortgage Assn. 3.50% 2045[8]	17,506	18,491
Government National Mortgage Assn. 4.50% 2045[8]	9,696	10,472
Government National Mortgage Assn. 3.50% 2046[8,13]	90,500	95,414
Government National Mortgage Assn. 4.00% 2046[8,13]	244,799	261,160
Government National Mortgage Assn. 4.00% 2046[8,13]	44,316	47,356
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 7.568% 2038[7,8]	2,629	2,638
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	8,434	8,641
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	7,879	8,172
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[8]	4,000	4,183
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[8]	491	490
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4,8]	6,555	6,562
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.191% 2036[7,8]	5,930	4,894
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.009% 2051[7,8]	20,950	22,030
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.106% 2045[7,8]	9,024	9,049
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	2,747	2,749
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	2,506	2,547
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[7,8]	13,570	14,162
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.936% 2049[7,8]	14,999	15,469
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	4,710	4,940
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	17,000	17,161
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[8]	3,500	3,649
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	4,498	5,045
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[8]	9,062	9,299
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	9,745	9,968
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7,8]	18,000	18,412
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	10,035	10,476
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[7,8]	3,460	3,573
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	22,324	22,689
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[7,8]	11,290	11,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[8]	4,215	4,398
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	8,745	9,065
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[8]	4,530	4,565
National Australia Bank 1.25% 2018[4,8]	5,000	4,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 4.328% 2036[7,8]	3,732	2,938
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	8,000	8,185
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	19,050	19,682
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[7,8]	8,500	8,725
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.952% 2051[7,8]	8,500	8,867
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[8]	3,590	3,732
		1,909,583
Asset-backed obligations 0.40%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	10,500	10,521
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,8]	10,000	10,157
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[4,8]	5,680	5,698
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	7,155	7,194
The Income Fund of America — Page 31 of 35

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[8]	$6,000	$5,996
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[8]	6,130	6,113
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	4,810	4,807
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,4,8]	2,829	2,801
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,8]	2,930	2,924
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[8]	8,000	8,041
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[8]	4,937	4,929
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[8]	6,600	6,601
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.689% 2026[4,7,8]	3,686	3,683
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[7,8]	14,000	14,217
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[8]	13,630	1,150
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[4,8]	545	549
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[4,7,8]	1,145	1,185
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.566% 2037[7,8]	1,602	1,454
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.576% 2037[7,8]	2,854	2,596
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	7,175	7,288
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[8]	10,000	10,069
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,8]	7,970	7,953
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	8,900	8,930
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	7,225	7,243
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	10,000	10,010
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,8]	1,325	1,323
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	4,000	3,993
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	5,542	5,537
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,8]	2,405	2,439
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,8]	6,300	6,335
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,8]	10,110	10,249
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,8]	17,160	17,436
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[8]	7,780	7,811
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.693% 2028[4,7,8]	1,942	1,943
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,8]	8,500	8,493
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,8]	8,500	8,452
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,8]	6,290	6,343
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,8]	7,518	7,602
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[4,8]	2,210	2,194
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.397% 2037[7,8]	13,099	1,500
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[8]	3,090	3,088
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[8]	7,560	7,555
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[8]	6,120	6,116
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.587% 2037[7,8]	1,649	1,465
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[8]	7,000	6,991
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[7,8]	195	202
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[8]	4,186	4,184
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[8]	6,685	6,685
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[8]	2,883	2,883
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[8]	6,538	6,548
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	2,300	2,297
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[8]	6,000	6,021
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[8]	5,000	5,031
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	16,550	16,542
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	5,340	5,365
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	6,915	6,937
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[4,8]	9,069	9,124
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	11,750	11,744
The Income Fund of America — Page 32 of 35

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	$9,000	$8,902
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[8]	4,625	4,621
		366,060
Federal agency bonds & notes 0.10%
CoBank, ACB 7.875% 2018[4]	10,000	11,245
CoBank, ACB 1.112% 2022[4,7]	3,700	3,469
Fannie Mae 6.25% 2029	32,000	45,123
Fannie Mae 7.125% 2030	1,500	2,276
Federal Home Loan Bank 5.50% 2036	100	136
Freddie Mac 2.50% 2016	22,500	22,642
Private Export Funding Corp. 3.55% 2024	1,660	1,830
Tennessee Valley Authority, Series B, 3.50% 2042	500	487
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	814
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	1,000	1,047
		89,069
Bonds & notes of governments & government agencies outside the U.S. 0.09%
Croatian Government 6.75% 2019	3,200	3,494
Croatian Government 6.375% 2021	5,000	5,429
Hungarian Government 6.25% 2020	3,410	3,800
Polish Government 6.375% 2019	6,060	6,862
Polish Government 5.00% 2022	3,000	3,319
Slovenia (Republic of) 5.50% 2022	9,000	10,152
Spanish Government 4.00% 2018[4]	31,765	33,321
United Mexican States Government Global 3.60% 2025	6,000	5,843
United Mexican States Government Global 4.125% 2026	6,900	6,924
United Mexican States Government Global 5.55% 2045	3,500	3,547
		82,691
Municipals 0.05%
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	28,088
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,109
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,472
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	6,500	6,612
		49,281
Total bonds, notes & other debt instruments (cost: $21,740,717,000)		20,915,773
Short-term securities 5.55%
Apple Inc. 0.44% due 3/21/2016[4]	55,100	55,069
CAFCO, LLC 0.40% due 2/26/2016	50,000	49,985
Ciesco LLC 0.32%–0.50% due 2/22/2016–5/2/2016	100,000	99,909
Coca-Cola Co. 0.47% due 5/18/2016[4]	50,000	49,921
Emerson Electric Co. 0.42%–0.51% due 3/24/2016–4/18/2016[4]	89,100	89,021
ExxonMobil Corp. 0.33% due 2/3/2016	46,700	46,698
Fannie Mae 0.20%–0.37% due 2/1/2016–5/11/2016	305,500	305,363
Federal Farm Credit Banks 0.22%–0.30% due 2/11/2016–5/17/2016	63,100	63,039
Federal Home Loan Bank 0.15%–0.63% due 2/1/2016–1/26/2017	2,902,609	2,900,585
Freddie Mac 0.15%–0.50% due 2/3/2016–6/16/2016	706,500	706,224
Honeywell International Inc. 0.42% due 3/14/2016[4]	15,100	15,092
Kimberly-Clark Corp. 0.37% due 2/16/2016[4]	22,500	22,496
The Income Fund of America — Page 33 of 35

unaudited
Short-term securities	Principal amount (000)	Value (000)
Paccar Financial Corp. 0.38% due 2/24/2016	$30,000	$29,992
U.S. Treasury Bills 0.21%–0.55% due 2/18/2016–6/16/2016	348,500	348,380
Wal-Mart Stores, Inc. 0.45% due 4/28/2016[4]	95,000	94,890
Walt Disney Co. 0.48% due 4/22/2016–5/9/2016[4]	111,000	110,863
Wells Fargo Bank, N.A. 0.47%–0.61% due 5/3/2016–5/23/2016	100,000	99,964
Total short-term securities (cost: $5,087,813,000)		5,087,491
Total investment securities 100.37% (cost: $82,869,449,000)		91,917,292
Other assets less liabilities (0.37)%		(338,386)
Net assets 100.00%		$91,578,906
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $406,803,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 1/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	2/29/2016	JPMorgan Chase	$97,101	A$142,200	$(3,396)
Australian dollars	3/3/2016	HSBC Bank	$125,080	A$182,300	(3,739)
British pounds	3/2/2016	Barclays Bank PLC	$32,356	£22,800	(133)
British pounds	3/3/2016	Bank of America, N.A.	$68,041	£48,000	(357)
Euros	2/23/2016	Citibank	$22,168	€20,346	115
Euros	3/3/2016	Bank of America, N.A.	$3,824	€3,500	29
Euros	3/22/2016	UBS AG	$107,903	€98,600	937
Japanese yen	3/1/2016	Bank of New York Mellon	$12,218	¥1,447,100	258
					$(6,286)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $13,707,622,000, which represented 14.97% of the net assets of the fund. This amount includes $13,573,579,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,308,141,000, which represented 5.80% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $406,320,000, which represented .44% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,917,000, which represented .01% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Purchased on a TBA basis.

The Income Fund of America — Page 34 of 35

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$29,938	$18,411.02%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	5/2/2013	13,172	6,135.01
Total private placement securities		$ 43,110	$ 24,546.03%

Key to abbreviations and symbols
ADR = American Depositary Receipts	Auth. = Authority
FDR = Fiduciary Depositary Receipts	Dev. = Development
TBA = To-be-announced	Econ. = Economic
A$ = Australian dollars	Facs. = Facilities
CAD = Canadian dollars	G.O. = General Obligation
€ = Euros	LOC = Letter of Credit
£ = British pounds	Ref. = Refunding
HKD = Hong Kong dollars	Rev. = Revenue
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0316O-S49195	The Income Fund of America — Page 35 of 35

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: March 31, 2016